United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-2700

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2006, is filed herewith.

First Eagle Global Fund
SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (28.81%)

	Consumer Discretionary (1.20%)
4,761,140	McDonald’s Corporation	$121,834,244	$166,687,511
192,250	Allen Organ Company, Class ‘B’	6,030,882	11,054,375
388,270	Foot Locker, Inc.	7,754,640	8,821,494
390,000	Weyco Group, Inc.	1,285,375	8,689,200
185,000	St. John Knits International Inc. (a)	3,180,703	7,400,000
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,150,000

		144,236,517	204,802,580

	Consumer Staples (0.65%)
1,786,328	Anheuser-Busch Companies Inc.	77,804,610	74,025,432
250,000	Altria Group, Inc.	7,640,522	18,085,000
495,891	Heinz Company	16,881,358	16,830,541
82,570	Seneca Foods Corporation 0% due 12/31/2049 (a)(j)	1,242,678	1,614,244

		103,569,168	110,555,217

	Energy (3.11%)
3,767,000	Burlington Resources, Inc.	141,176,930	343,776,420
2,003,920	ConocoPhillips	103,585,692	129,653,624
556,404	SEACOR Holdings Inc. (a)	23,217,111	41,329,689
268,000	Murphy Oil Corporation	2,633,035	15,276,000

		270,612,768	530,035,733

	Financials (0.01%)
114,750	East Texas Financial Services, Inc. (c)	862,688	1,749,938
8,200	Redwood Financial, Inc. (a)(e)	71,750	155,800

		934,438	1,905,738

	Health Care (1.87%)
5,545,400	Johnson & Johnson Inc.	337,561,978	319,082,316

	Holding Companies (2.38%)
4,372	Berkshire Hathaway Inc., Class ‘A’ (a)	365,471,878	391,250,280
7,432	Case Pomeroy & Company, Inc., Class ‘A’	7,366,948	12,207,060
2,485	J.G. Boswell Company	573,840	1,513,365

		373,412,666	404,970,705

	Industrials (2.70%)
5,486,570	Tyco International Limited	118,864,423	142,925,149
6,325,991	Blount International Inc. (a)(c)	86,444,988	101,532,156
2,682,760	Waste Management Inc.	75,434,447	84,721,561
870,960	Manpower Inc.	34,320,745	46,883,777
651,227	Banta Corporation	28,938,738	33,290,724
703,870	UniFirst Corporation (c)	10,874,567	24,466,521
350,960	Franklin Electric Company, Inc.	6,485,330	15,793,200
174,160	SPX Corporation	7,314,356	8,309,174
4,805	Conbraco Industries, Inc. (a)	1,568,050	1,374,230
365,000	Kaiser Ventures LLC (a)(e)(i)(j)	––	1,109,600

		370,245,644	460,406,092

	Materials (0.20%)
462,665	Vulcan Materials Company	14,980,509	33,256,360

	Media (5.40%)
51,026,945	Liberty Media Corporation (a)	406,013,974	426,585,260
4,158,190	Clear Channel Communications Inc.	129,199,522	121,710,221
3,067,730	Comcast Corporation-Special Class ‘A’ (a)	86,166,451	85,037,476
5,326,820	News Corporation Class ‘A’	81,374,022	83,950,683
2,636,140	CBS Corporation Class ‘B’	68,991,095	68,882,338
1,575,000	Valassis Communications, Inc. (a)	45,909,183	43,942,500
1,000,000	Liberty Global Inc. (a)	17,404,043	21,400,000
1,000,000	Liberty Global Inc. Series ‘C’ (a)	15,957,746	20,220,000
1,513,105	The DIRECTV Group, Inc. (a)	18,282,702	20,926,242
281,791	Dow Jones & Company Inc.	10,444,173	10,710,876

See Notes to Schedule of Investments.

437,378.00	Live Nation Inc.	4,773,021	7,763,473
413,890	Discovery Holding Company	4,754,775	6,274,572
34,924	Mills Music Trust	1,055,337	1,737,469

		890,326,044	919,141,110

	Paper and Forest Products (2.24%)
6,400,702	Rayonier Inc. (c)	137,292,717	273,630,011
2,043,000	Plum Creek Timber Company, Inc.	60,628,488	75,468,420
495,770	Deltic Timber Corporation	14,524,926	26,280,768
356,500	Longview Fibre Company	2,182,614	6,791,325

		214,628,745	382,170,524

	Precious Metals (1.97%)
6,939,920	Newmont Mining Corporation Holding Company	112,650,476	224,442,569
1,296,220	Freeport-McMoRan Copper & Gold Inc., Class ‘B’	43,305,264	83,282,135
445,000	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(j)	13,421,317	23,424,800
925,000	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	4,532,500

		179,067,668	335,682,004

	Real Estate (0.09%)
500,000	Crescent Real Estate Equities Company	7,671,061	10,595,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	3,936,528
21,124	Security Global European Realty (a)(e)	422,475	340,308

		11,028,780	14,871,836

	Retail (4.39%)
8,139,500	Costco Wholesale Corporation	338,913,474	406,079,655
2,216,690	Wal-Mart Stores Inc.	100,363,834	102,211,576
2,171,440	Tiffany & Company	61,804,700	81,863,288
1,252,510	The Sherwin-Williams Company	46,850,221	66,257,779
994,110	Barnes & Noble, Inc.	15,728,953	42,170,146
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	25,900,000
218,050	Federated Department Stores Inc.	3,759,110	14,528,672
94,750	Autozone Inc. (a)	8,753,628	9,261,813

		592,440,563	748,272,929

	Technology and Telecommunications (2.31%)
8,691,430	Microsoft Corporation	224,591,979	244,663,755
3,606,630	American Power Conversion Corporation	64,237,405	85,477,131
1,316,760	Lexmark International Group Inc. Class ‘A’ (a)	73,268,273	63,955,033

		362,097,657	394,095,919

	Utilities (0.29%)
1,076,400	IDACORP Inc.	33,408,007	34,078,824
325,000	CalEnergy Capital Trust 6½% Conv. Pfd.	14,327,813	14,950,000

		47,735,820	49,028,824

	Total Common and Preferred Stocks - U.S.	3,912,878,965	4,908,277,887

	Common and Preferred Stocks - Non-U.S. (48.24%)

	Australia and New Zealand (0.15%)
6,650,000	News & Media NZ Limited exchangeable preference shares (10)	17,173,423	20,969,445
1,455,468	Spotless Group Limited (8)	2,806,421	5,251,716

		19,979,844	26,221,161

	Austria (0.16%)
342,466	Flughafen Wien AG (16)	11,304,245	27,073,572

	Belgium (0.31%)
1,686,589	Deceuninck (c)(1)	42,104,284	52,150,538

	Brazil (0.38%)
757,225	Petroleo Brasileiro SA ADR (3)	26,975,043	65,272,795

	Canada (1.09%)
2,025,000	Aber Diamond Corporation (9)	66,056,173	82,482,270
1,071,490	EnCana Corporation (3)	8,768,339	53,424,491
3,825,000	IAMGOLD Corporation (12)	28,318,173	35,500,394
562,500	Pan American Silver Corporation (a)(b)(12)	1,785,285	13,637,707

		104,927,970	185,044,862

	Chile (0.05%)

See Notes to Schedule of Investments.

700,000	Quinenco SA ADR (8)	4,366,596	8,260,000

	China (0.23%)
388,509	PetroChina Company, Limited ADR (3)	13,264,728	38,858,670

	Commonwealth of Independent States (0.09%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	14,593,973

	Denmark (0.30%)
638,270	Carlsberg A/S, ‘B’ (2)	23,294,465	36,692,055
265,000	Carlsberg A/S, ‘A’ (2)	11,736,822	14,304,818

		35,031,287	50,996,873

	France (10.98%)
8,103,995	Sodexho Alliance SA (1)	238,412,474	367,979,659
2,183,238	Wendel Investissement (7)	66,778,586	238,534,585
7,423,545	Vivendi Universal SA (10)	194,863,796	232,975,405
2,385,546	L’Oréal SA (2)	179,076,236	193,990,327
3,147,074	Rémy Cointreau SA (2)	111,002,708	153,933,344
1,465,000	Essilor International SA (6)	71,835,914	128,138,671
1,085,180	Accor SA (1)	51,019,716	65,167,148
900,000	Société BIC SA (8)	41,548,918	58,012,862
2,247,750	PagesJaunes Groupe SA (10)	40,083,941	57,325,500
1,776,570	Télévision Française 1 SA (10)	46,761,724	56,403,458
738,863	Financière Marc de Lacharrière SA (7)	30,074,336	54,551,983
179,900	Total SA (3)	47,146,517	49,757,128
477,000	Neopost SA (8)	27,488,265	48,050,974
52,250	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,284,263	41,662,316
731,600	Cap Gemini SA (15)	25,347,564	33,487,086
130,493	Robertet SA (2)	16,659,259	19,380,406
42,252	Robertet SA C.I. (2)	800,508	4,325,727
1,230,730	Elior SCA (1)	18,173,347	19,177,349
155,000	Guyenne Et Gascogne SA (2)	16,788,228	15,434,793
498,320	Safran SA (15)	9,145,778	13,188,144
70,000	NSC Groupe (c)(8)	12,400,388	5,965,020
385,000	Sabeton SA (c)(7)	4,841,233	5,610,101
92,612	Gaumont SA (10)	5,071,439	5,411,583
6,963	Société Fonciere Financière et de Participations (7)	1,537,179	1,557,117

		1,284,142,317	1,870,020,686

	Germany (1.57%)
1,725,000	Fraport AG (16)	58,923,204	110,036,357
735,000	Hornbach Holding AG Pfd. (1)	46,863,613	65,316,968
1,133,937	Bertelsmann AG D.R.C. (10)	26,746,576	33,474,684
528,000	Vossloh AG (16)	27,439,158	27,670,875
580,856	Praktiker Bau-und Heimwerkermaerkte Holding AG (a)(1)	10,181,301	15,103,776
67,820	Axel Springer AG (10)	3,817,926	8,759,695
315,838	Singulus Technologies AG (a)(8)	3,524,144	6,690,051
19,165	Hornbach Baumarkt AG (1)	729,583	795,571

		178,225,505	267,847,977

	Hong Kong (0.58%)
6,225,000	Guoco Group Limited (7)	52,462,656	68,487,719
25,000,000	Shaw Brothers (Hong Kong) Limited (c)(10)	25,226,481	28,681,366
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,383,454

		78,660,424	99,552,539

	India (0.56%)
2,325,000	Tata Motors Limited (1)	23,275,395	37,544,052
7,150,000	Hindustan Lever Limited (2)	19,866,524	31,709,050
1,174,999	Nestlé India Limited (2)	14,548,375	26,344,855

		57,690,294	95,597,957

	Italy (0.67%)
5,795,890	Italcementi S.p.A. RNC (9)	57,784,568	75,706,937
331,301	Italmobiliare S.p.A. RNC (9)	17,151,943	17,947,277
2,102,593	Gewiss S.p.A. (8)	12,927,323	14,077,765
717,050	Caltagirone Editore S.p.A. (10)	5,563,401	6,228,152

		93,427,235	113,960,131

	Japan (10.98%)
6,605,800	Toyota Motor Corporation (1)	247,768,650	343,407,841
3,775,100	Ono Pharmaceutical Company, Limited (6)	165,867,433	170,751,819
24,025,000	Aioi Insurance Company, Limited (4)	89,923,374	166,801,761

See Notes to Schedule of Investments.

5,675,000	Shimano Inc. (c)(1)	93,079,216	163,037,066
2,669,200	Secom Company, Limited (8)	97,692,351	138,532,290
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	101,885,341
1,770,400	Kose Corporation (2)	60,431,532	76,898,226
555,000	Nintendo Company, Limited (15)	45,409,065	76,353,726
3,554,600	Toho Company, Limited (10)	50,737,794	73,702,749
2,261,500	Olympus Corporation (6)	47,008,978	59,943,141
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	55,405,925
1,500,000	Shimachu Company, Limited (1)	35,941,986	45,915,096
2,770,000	T. Hasegawa Company, Limited (c)(2)	41,630,473	44,976,529
1,250,000	Fuji Photo Film Company, Limited (1)	36,015,119	42,965,243
3,000,000	Wacoal Holdings Corporation (2)	27,650,425	41,836,604
819,000	Astellas Pharma Inc. (6)	33,519,260	33,963,063
1,429,600	Chofu Seisakusho Company, Limited (1)	27,525,671	32,025,582
1,058,650	Makita Corporation (1)	6,380,060	30,866,543
508,000	Canon Inc. (15)	26,670,153	30,752,341
985,100	Shoei Company, Limited (7)	5,010,517	30,069,745
1,000,000	Aderans Company, Limited (2)	23,155,963	29,926,040
3,319,080	Iino Kaiun Kaisha, Limited (16)	10,236,865	27,527,747
1,676,400	Nissin Healthcare Food Service Company, Limited (2)	26,173,365	27,506,405
1,079,900	Seikagaku Corporation (6)	11,099,559	11,957,338
249,600	Mandom Corporation (2)	6,001,198	6,317,096
84,400	Cosel Company, Limited (8)	2,298,133	3,507,195
108,900	Nissin Food Products Company, Limited (2)	3,118,708	3,128,588

		1,298,308,632	1,869,961,040

	Mexico (0.60%)
12,725,000	Industrias Peñoles, SA de C.V. (12)	28,034,478	85,316,795
6,842,100	Embotelladoras Arca SA de C.V. (2)	12,460,765	17,032,343

		40,495,243	102,349,138

	Netherlands (1.41%)
4,553,220	Heineken Holding NV (2)	126,048,703	151,763,696
645,931	Arcadis NV (8)	8,842,952	22,630,426
2,456,540	Koninklijke Ahold NV (a)(14)	16,869,150	18,989,494
234,205	OPG Groep NV (6)	5,371,596	17,904,889
767,500	Telegraaf Media Groep NV (10)	14,080,509	16,995,224
435,615	Koninklijke Grolsch NV (2)	11,368,334	12,461,964

		182,581,244	240,745,693

	Singapore (0.35%)
4,000,000	Fraser & Neave Limited (2)	25,007,469	46,369,662
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	14,117,049

		28,286,653	60,486,711

	South Africa (0.80%)
7,150,000	Mvelaphanda Resources Limited (a)(12)	23,702,956	35,907,219
1,425,000	Gold Fields Limited ADR (12)	18,096,752	33,601,500
749,210	Gold Fields Limited (12)	2,173,736	17,523,071
1,660,730	Harmony Gold Mining Company, Limited ADR (a)(12)	17,121,672	30,939,400
1,000,000	Harmony Gold Mining Company, Limited (a)(12)	4,591,642	18,241,563

		65,686,758	136,212,753

	South Korea (5.80%)
773,370	Samsung Electronics Company, Limited Pfd. (15)	182,212,773	456,027,816
133,350	Samsung Electronics Company, Limited (15)	94,717,338	102,804,546
2,225,000	KT&G Corporation (2)	58,910,392	108,251,638
4,275,118	SK Telecom Company, Limited ADR (15)	86,529,477	99,310,991
46,250	Lotte Confectionery Company, Limited (2)	14,466,853	59,362,205
65,500	Nam Yang Dairy Products Company, Limited (c)(2)	14,805,002	40,465,376
1,550,000	Samsung Corporation (15)	13,005,625	39,885,610
2,125,000	Daeduck Electronics Company, Limited (15)	15,483,529	21,031,494
966,000	Kangwon Land Inc. (1)	14,292,625	20,429,642
13,700	Lotte Chilsung Beverage Company (2)	6,420,274	14,986,404
1,090,090	Daeduck GDS Company, Limited (c)(15)	8,448,010	13,116,922
501,000	Kukdong Electric Wire Company, Limited (c)(j)(15)	10,918,559	13,048,642

		520,210,457	988,721,286

	Spain (1.38%)
3,500,000	Corporacion Financiera Alba SA (c)(7)	75,163,515	168,383,990
1,619,610	Altadis SA (2)	49,099,094	67,449,594

		124,262,609	235,833,584

See Notes to Schedule of Investments.

	Switzerland (6.43%)
3,560,000	Pargesa Holding AG (7)	215,923,021	348,568,519
1,070,811	Nestlé SA (2)	279,679,489	314,537,363
672,511	Kuehne & Nagel International AG (16)	58,106,835	188,981,570
96,430	Schindler Holding PC (8)	28,135,102	41,883,394
41,500	Sika AG (a)(9)	8,236,996	40,568,676
21,200	Lindt & Spruengli AG PC (2)	8,190,224	40,120,002
1,031,490	Micronas Semiconductor Holding AG (a)(15)	36,668,303	35,146,528
1,500	Lindt & Spruengli AG (2)	13,420,420	29,197,509
56,250	Edipresse SA (10)	18,522,780	22,206,556
12,750	Zehnder Group AG-B (8)	15,497,318	18,376,219
103,822	Affichage Holding (10)	11,577,439	15,410,856

		693,957,927	1,094,997,192

	Taiwan (0.08%)
12,209,784	Phoenixtec Power Company, Limited (8)	12,317,010	12,942,424

	Thailand (0.03%)
577,000	The Oriental Hotel Public Company, Limited (1)	2,636,472	4,804,626

	United Kingdom (3.12%)
3,547,580	Anglo American Plc (12)	81,331,630	136,677,047
10,000,000	Associated British Ports Holdings Plc (16)	81,638,196	104,967,803
11,910,840	Millennium & Copthorne Hotel Plc (1)	68,001,250	88,803,138
9,111,110	Tesco Plc (2)	51,579,784	51,678,280
1,375,000	Amdocs Limited (a)(15)	29,218,760	44,275,000
12,428,070	Enodis Plc (8)	7,973,679	33,140,154
4,394,000	easyJet Plc (a) (16)	18,402,838	29,468,466
700,000	Antofagasta Holdings Plc (12)	1,822,782	25,433,065
3,000,000	McBride Plc (2)	7,569,080	8,855,822
145,000	Lonmin Plc (12)	292,225	5,410,524
700,000	JZ Equity Partners, Plc (4)	1,316,267	2,372,255

		349,146,491	531,081,554

	Miscellaneous (0.14%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	24,062,500

	Total Common and Preferred Stocks - Non U.S.	5,291,524,820	8,217,650,235

Ounces

	Commodities (2.10%)
530,065	Gold bullion (a)	240,007,764	302,826,188
5,599,600	Silver bullion (a)	36,677,201	55,240,059

	Total Commodities	276,684,965	358,066,247

Principal Amount

	Notes, Bonds and Convertible Bonds (6.01%)
	Commodity-Linked Notes (1.01%)
650,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	650,000	1,054,879
1,850,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(g)(12)	1,850,000	2,768,151
1,950,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	1,950,000	3,347,745
2,400,000	UBS Gold-Linked Note 0% due 3/02/2006 (a)(b)(d)(e)(g)(12)	2,400,000	3,580,808
2,400,000	UBS Gold-Linked Note 0% due 3/03/2006 (a)(b)(d)(e)(g)(12)	2,400,000	3,543,977
1,200,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,200,000	1,850,223
2,200,000	UBS Gold-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	2,200,000	3,276,759
2,600,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(d)(e)(g)(12)	2,600,000	3,950,786
6,000,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	6,000,000	8,831,227
1,750,000	UBS Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	1,750,000	2,510,576
5,750,000	UBS Gold-Linked Note 0% due 7/26/2006 (a)(b)(d)(e)(g)(12)	5,750,000	8,583,034
1,850,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,850,000	2,769,566
1,350,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,930,005
2,550,000	UBS Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(g)(12)	2,550,000	3,589,876
1,300,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,300,000	1,904,045
1,300,000	UBS Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(g)(12)	1,300,000	1,670,390
1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,617,710
1,200,000	UBS Gold-Linked Note 0% due 11/03//2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,587,840
1,250,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,677,131
1,400,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(g)(12)	1,400,000	1,652,275
2,550,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(g)(12)	2,550,000	2,917,618
2,400,000	UBS Gold-Linked Note 0% due 12/22//2006 (a)(b)(d)(e)(g)(12)	2,400,000	2,672,442
1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,515,239
1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(h)(12)	1,400,000	1,829,648
1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(h)(12)	1,500,000	1,776,563

See Notes to Schedule of Investments.

1,450,000	UBS Gold-Linked Note 0% due 1/12/2007 (a)(b)(d)(e)(g)(12)	1,450,000	1,744,573
1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	2,490,436
2,450,000	UBS Silver-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	2,450,000	3,890,144
2,700,000	UBS Silver-Linked Note 0% due 7/12/2006 (a)(b)(d)(e)(g)(12)	2,700,000	4,110,394
2,550,000	UBS Silver-Linked Note 0% due 7/18/2006 (a)(b)(d)(e)(g)(12)	2,550,000	4,033,037
2,450,000	UBS Silver-Linked Note 0% due 10/04/2006 (a)(b)(d)(e)(g)(12)	2,450,000	3,660,353
1,160,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,824,216
1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,871,070
655,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(g)(12)	655,000	945,100
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	1,750,000	2,597,525
5,860,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(g)(12)	5,860,000	8,426,680
1,140,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	1,140,000	1,630,428
1,330,000	HSBC Gold-Linked Note 0% due 6/30/2006 (a)(b)(d)(e)(g)(12)	1,330,000	1,889,930
3,930,000	HSBC Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	3,930,000	5,844,303
6,240,000	HSBC Gold-Linked Note 0% due 7/24/2006 (a)(b)(d)(e)(g)(12)	6,240,000	9,457,968
1,830,000	HSBC Gold-Linked Note 0% due 8/02/2006 (a)(b)(d)(e)(g)(12)	1,830,000	2,732,922
1,250,000	HSBC Gold-Linked Note 0% due 8/07/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,834,000
1,311,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(g)(12)	1,311,000	1,911,307
1,362,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,362,000	1,940,169
1,332,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(g)(12)	1,332,000	1,927,937
1,100,000	HSBC Gold-Linked Note 0% due 9/12//2006 (a)(b)(d)(e)(g)(12)	1,100,000	1,543,190
1,138,000	HSBC Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,138,000	1,594,907
1,177,000	HSBC Gold-Linked Note 0% due 9/15/2006 (a)(b)(d)(e)(g)(12)	1,177,000	1,628,262
1,153,000	HSBC Gold-Linked Note 0% due 9/19/2006 (a)(b)(d)(e)(g)(12)	1,153,000	1,596,329
1,172,000	HSBC Gold-Linked Note 0% due 10/03/2006 (a)(b)(d)(e)(g)(12)	1,172,000	1,558,643
1,179,000	HSBC Gold-Linked Note 0% due 10/04/2006 (a)(b)(d)(e)(g)(12)	1,179,000	1,557,105
1,132,000	HSBC Gold-Linked Note 0% due 10/31//2006 (a)(b)(d)(e)(g)(12)	1,132,000	1,485,976
1,133,000	HSBC Gold-Linked Note 0% due 11/01//2006 (a)(b)(d)(e)(g)(12)	1,133,000	1,459,644
980,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	980,000	1,268,316
1,087,000	HSBC Gold-Linked Note 0% due 11/08/2006 (a)(b)(d)(e)(g)(12)	1,087,000	1,452,776
1,928,000	HSBC Gold-Linked Note 0% due 11/22/2006 (a)(b)(d)(e)(g)(12)	1,928,000	2,512,377
1,130,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	1,130,000	1,372,611
1,111,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	1,111,000	1,369,974
1,118,000	HSBC Gold-Linked Note 0% due 12/07/2006 (a)(b)(d)(e)(g)(12)	1,118,000	1,347,637
1,152,000	HSBC Gold-Linked Note 0% due 12/11/2006 (a)(b)(d)(e)(g)(12)	1,152,000	1,364,890
1,141,000	HSBC Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,141,000	1,405,256
1,175,000	HSBC Gold-Linked Note 0% due 12/29/2006 (a)(b)(d)(e)(g)(12)	1,175,000	1,400,365
1,194,000	HSBC Gold-Linked Note 0% due 1/03/2007 (a)(b)(d)(e)(g)(12)	1,194,000	1,404,263
1,255,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)(12)	1,255,000	1,437,352
1,208,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)(12)	1,208,000	1,392,099
1,130,000	HSBC Silver-Linked Note 0% due 10/05/2006 (a)(b)(d)(e)(g)(12)	1,130,000	1,716,922
1,136,000	HSBC Silver-Linked Note 0% due 10/06/2006 (a)(b)(d)(e)(g)(12)	1,136,000	1,687,414
1,128,000	HSBC Silver-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	1,128,000	1,564,987

		121,782,000	172,292,300

	U.S. Treasury Notes (0.95%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	9,002,724	9,236,400
37,592,960	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (k)(5)	39,912,578	41,013,055
98,936,100	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (k)(5)	107,517,426	105,378,621
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,719,062	5,505,860

		161,151,790	161,133,936

	U.S. Dollar Bonds and Notes (1.35%)
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(j)(1)	2,504,977	275
5,000,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	4,989,265	5,002,290
20,500,000	Tyco International Group SA 6¾% due 2/15/2011 (8)	17,687,833	21,772,989
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,192,495	4,313,988
4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,236,863	5,319,327
20,000,000	Lucent Technologies Inc. 7¼% due 7/15/2006 (15)	18,453,760	20,225,000
4,384,000	Lear Corporation 8 1/8% due 4/1/2008 (1)	5,080,381	5,158,082
26,354,000	Lear Corporation 8.11% 5/15/2009 (1)	24,820,985	24,262,547
3,500,000	Computer Associates International Inc. 6½% due 4/15/2008 (15)	3,195,442	3,576,251
22,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	16,723,949	21,120,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,457,681	2,522,138
4,850,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,928,625	5,080,375
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	13,003,453	14,830,169
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,899,192	2,092,375
1,250,000	Freeport McMoRan Copper & Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,375,000
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	643,550
3,728,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	3,817,800	4,138,080
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	7,751,936
13,000,000	Steinway Musical Instruments Inc. 8¾% due 4/15/2011 (1)	13,135,442	13,650,000
3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,424,735	2,922,500
5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	6,131,660

See Notes to Schedule of Investments.

	5,500,000	Greif Inc. 8 7/8% due 8/01/2012 (9)	5,489,700	5,885,000
	646,000	Manitowoc Company Inc. 10½% due 8/01/2012 (8)	646,000	720,290
	6,000,000	Fimep SA 10½% due 2/15/2013 (8)	6,000,000	6,930,000
	2,937,000	Sirius Satellite Radio Inc. 9 5/8% 8/01/2013 (10)	2,900,288	2,900,288
	19,718,529	Winn-Dixie Stores Inc. 7.803% due 9/01/2017 (b)(f)(2)	16,677,489	15,294,184
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,957,037	2,450,000
	4,200,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,537,502	4,474,453
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (4¾% @ 1/31/2006) (4)	6,826,750	8,840,380
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (5.06% @ 1/31/2006) (4)	2,610,000	3,007,886
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (5.13% @ 1/31/2006) (4)	2,059,625	2,815,949
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (5 1/8% @ 1/31/2006) (4)	3,888,750	4,633,750

			212,230,119	229,840,712

		U.S. Dollar Convertible Bonds (0.09%)
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,843,077	1,970,000
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	12,953,678	14,587,500
	2,500,000	Medya International Limited 10% due 6/28/2049 (e)(f)(j)(10)	2,482,264	25,000

			17,279,019	16,582,500

		Non U.S. Dollar Notes and Bonds (2.59%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	51,831,061	52,327,242
SGD	27,957,000	Singapore Government 2 3/8% due 10/01/2009 (5)	16,779,455	16,835,036
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,338,627	7,749,059
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	27,257,623	26,336,078
HKD	22,200,000	Hong Kong Government 2.52% due 3/24/2009 (5)	2,756,848	2,754,109
EUR	2,959,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	2,692,433	3,777,746
GBP	15,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	23,965,912	29,007,500
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,077,105
SEK	125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	21,175,671	20,404,398
EUR	2,000,000	Independent News & Media Plc 8% due 12/15/2008 (10)	2,417,480	2,690,346
EUR	2,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	2,719,730	3,165,113
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	44,064,067	44,962,005
MYR	20,190,000	Malaysian Government 3.756% due 4/28/2011 (5)	5,416,355	5,376,187
EUR	14,509,560	Republic of France O.A.T. 3% due 7/25/2009 (k)(5)	12,450,122	18,818,438
EUR	3,750,000	ProSiebenSat.1 Media AG 11¼% due 7/31/2009 (10)	3,576,807	5,021,573
EUR	14,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b) (1)	15,660,931	15,423,837
EUR	4,000,000	Riverdeep Group Limited 9¼% due 4/15/2011 (b)(15)	4,785,939	5,514,600
EUR	8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,866,292	11,123,545
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	5,021,098	5,643,385
GBP	5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (j)(8)	9,182,414	11,660,795
EUR	4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	5,855,458
EUR	30,500,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	35,563,205	36,200,975
EUR	17,250,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	19,549,995	19,581,852
EUR	1,500,000	Editis Financing SA 8 3/8% due 10/15/2014 (b)(10)	1,898,550	2,081,670
EUR	47,450,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	56,832,296	61,806,736
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	14,474,400	10,956,159
EUR	15,000,000	FINEL 9½% due 10/15/2017 (b)(e)(i)(j)(11)	18,067,500	13,695,199

			418,660,985	440,846,146

		Non U.S. Dollar Convertible Bonds (0.02%)
EUR	1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	1,007,772	1,322,348
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,197,641	1,891,253

			2,205,413	3,213,601

		Total Notes, Bonds and Convertible Bonds	933,309,326	1,023,909,195

		Short Term Investments (15.32%)
	34,000,000	Henkel Corporation 4.35% due 2/01/2006	34,000,000	34,000,000
	28,465,000	Henkel Corporation 4.33% due 2/01/2006	28,465,000	28,465,000
	15,000,000	Henkel Corporation 4.35% due 2/09/2006	14,985,500	14,985,500
	32,000,000	Henkel Corporation 4.45% due 2/14/2006	31,948,578	31,948,578
	2,992,000	Henkel Corporation 4.49% due 2/21/2006	2,984,537	2,984,537
	22,500,000	Henkel Corporation 4.52% due 2/27/2006	22,426,550	22,426,550
	23,000,000	Henkel Corporation 4.41% due 3/06/2006	22,907,023	22,907,023
	30,000,000	Siemens AG 4.24% due 2/01/2006	30,000,000	30,000,000
	26,670,000	Siemens AG 4.24% due 2/02/2006	26,666,859	26,666,859
	25,000,000	Siemens AG 4.26% due 2/07/2006	24,982,250	24,982,250
	25,000,000	Siemens AG 4.34% due 2/15/2006	24,957,806	24,957,806
	25,000,000	Siemens AG 4.34% due 3/08/2006	24,894,514	24,894,514
	50,507,000	Siemens AG 4.42% due 3/23/2006	50,196,943	50,196,943
	19,385,000	Knight-Ridder Inc. 4.57% due 2/01/2006	19,385,000	19,385,000
	10,000,000	Knight-Ridder Inc. 4.41% due 2/01/2006	10,000,000	10,000,000
	18,500,000	L’Oréal SA 4.26% due 2/01/2006	18,500,000	18,500,000
	14,000,000	Sara Lee Corporation 4.35% due 2/01/2006	14,000,000	14,000,000
	6,000,000	Sara Lee Corporation 4.35% due 2/01/2006	6,000,000	6,000,000
	18,500,000	Sara Lee Corporation 4.37% due 2/02/2006	18,497,754	18,497,754
	15,000,000	Sara Lee Corporation 4.36% due 2/03/2006	14,996,367	14,996,367

See Notes to Schedule of Investments.

10,000,000	Sara Lee Corporation 4.49% due 2/06/2006	9,993,764	9,993,764
21,793,000	Sara Lee Corporation 4.53% due 2/07/2006	21,776,546	21,776,546
10,000,000	Sara Lee Corporation 4.42% due 2/07/2006	9,992,633	9,992,633
10,777,000	Sara Lee Corporation 4.44% due 2/08/2006	10,767,696	10,767,696
21,560,000	Sara Lee Corporation 4.42% due 2/10/2006	21,536,176	21,536,176
13,875,000	Sara Lee Corporation 4.42% due 2/13/2006	13,854,558	13,854,558
14,000,000	Sara Lee Corporation 4.45% due 2/16/2006	13,974,042	13,974,042
9,367,000	Sara Lee Corporation 4.49% due 2/17/2006	9,348,308	9,348,308
19,500,000	Sara Lee Corporation 4.48% due 2/22/2006	19,449,040	19,449,040
14,000,000	Sara Lee Corporation 4.48% due 2/22/2006	13,963,413	13,963,413
7,640,000	Colgate-Palmolive Company 4.24% 2/01/2006	7,640,000	7,640,000
41,000,000	HJ Heinz Company 4.42% due 2/02/2006	40,994,966	40,994,966
29,400,000	HJ Heinz Company 4.37% due 2/06/2006	29,382,156	29,382,156
16,000,000	HJ Heinz Company 4.40% due 2/08/2006	15,986,311	15,986,311
11,000,000	HJ Heinz Company 4.47% due 2/08/2006	10,990,439	10,990,439
32,000,000	HJ Heinz Company 4.40% due 2/09/2006	31,968,711	31,968,711
11,150,000	HJ Heinz Company 4.43% due 2/10/2006	11,137,651	11,137,651
26,000,000	HJ Heinz Company 4.42% due 2/14/2006	25,958,501	25,958,501
1,500,000	HJ Heinz Company 4.43% due 2/15/2006	1,497,416	1,497,416
37,900,000	HJ Heinz Company 4.48% due 2/21/2006	37,805,671	37,805,671
25,000,000	HJ Heinz Company 4.48% due 2/22/2006	24,934,667	24,934,667
14,000,000	HJ Heinz Company 4.55% due 3/02/2006	13,948,686	13,948,686
16,500,000	HJ Heinz Company 4.55% due 3/06/2006	16,431,181	16,431,181
60,000,000	Republic of Austria 4.26% due 2/02/2006	59,992,900	59,992,900
25,476,000	Republic of Austria 4.27% due 2/03/2006	25,469,957	25,469,957
25,000,000	Republic of Austira 4.36% due 2/21/2006	24,939,444	24,939,444
25,000,000	Republic of Austria 4.37% due 2/23/2006	24,933,236	24,933,236
8,250,000	Hitachi Limited 4.32% due 2/02/2006	8,249,010	8,249,010
16,168,000	Hitachi Limited 4.50% due 2/03/2006	16,163,958	16,163,958
30,000,000	Hitachi Limited 4.30% due 2/15/2006	29,949,833	29,949,833
20,000,000	Hitachi Limited 4.41% due 2/21/2006	19,951,000	19,951,000
23,000,000	Hitachi Limited 4.36% due 2/27/2006	22,927,576	22,927,576
14,000,000	Hitachi Limited 4.35% due 2/28/2006	13,954,325	13,954,325
30,000,000	7-Eleven Inc. 4.27% due 2/03/2006	29,992,883	29,992,883
10,000,000	7-Eleven Inc. 4.31% due 2/06/2006	9,994,014	9,994,014
16,600,000	7-Eleven Inc. 4.38% due 2/07/2006	16,587,882	16,587,882
3,038,000	7-Eleven Inc. 4.28% due 2/08/2006	3,035,472	3,035,472
17,000,000	7-Eleven Inc. 4.28% due 2/09/2006	16,983,831	16,983,831
23,500,000	7-Eleven Inc. 4.47% due 2/14/2006	23,462,067	23,462,067
20,000,000	7-Eleven Inc. 4.38% due 2/15/2006	19,965,933	19,965,933
24,000,000	7-Eleven Inc. 4.35% due 2/16/2006	23,956,500	23,956,500
20,000,000	7-Eleven Inc. 4.35% due 2/17/2006	19,961,333	19,961,333
19,050,000	7-Eleven Inc. 4.39% due 2/21/2006	19,003,539	19,003,539
21,554,000	Nestlé Capital Corporation 4.26% due 2/03/2006	21,548,899	21,548,899
16,525,000	Nestlé Capital Corporation 4.25% due 2/03/2006	16,521,098	16,521,098
25,000,000	Nestlé Capital Corporation 4.355% due 2/21/2006	24,939,514	24,939,514
12,811,000	Nestlé Capital Corporation 4.38% due 2/21/2006	12,779,827	12,779,827
29,750,000	Nestlé Capital Corporation 4.43% due 2/24/2006	29,665,799	29,665,799
20,028,000	Nestlé Capital Corporation 4.29% due 3/10/2006	19,939,693	19,939,693
20,000,000	Nestlé Capital Corporation 4.36% due 3/13/2006	19,903,111	19,903,111
18,388,000	Minnesota Mining & Manufacturing Company 4.17% due 2/03/2006	18,383,740	18,383,740
25,000,000	Minnesota Mining & Manufacturing Company 4.28% due 2/22/2006	24,937,583	24,937,583
12,154,000	Shell Finance UK Plc 4.25% due 2/3/2006	12,151,130	12,151,130
25,000,000	Shell Finance UK Plc 4.25% due 2/06/2006	24,985,243	24,985,243
25,000,000	Shell Finance UK Plc 4.29% due 2/09/2006	24,976,167	24,976,167
12,354,000	Shell Finance UK Plc 4.40% due 2/23/2006	12,320,781	12,320,781
25,000,000	Shell Finance UK Plc 4.36% due 3/10/2006	24,887,972	24,887,972
28,300,000	Caterpillar Financial Services Corporation 4.25% due 2/06/2006	28,283,295	28,283,295
12,100,000	Caterpillar Financial Services Corporation 4.27% due 2/08/2006	12,089,954	12,089,954
16,100,000	Caterpillar Financial Services Corporation 4.26% due 2/09/2006	16,084,759	16,084,759
32,800,000	Caterpillar Financial Services Corporation 4.30% due 2/13/2006	32,752,987	32,752,987
26,061,000	BMW US Capital LLC 4.23% due 2/06/2006	26,045,689	26,045,689
30,000,000	BMW US Capital LLC 4.34% due 2/13/2006	29,956,600	29,956,600
26,481,000	BMW US Capital LLC 4.40% due 3/20/2006	26,328,881	26,328,881
25,347,000	The Coca-Cola Company 4.23% due 2/06/2006	25,332,109	25,332,109
24,677,000	Unilever Capital Corporation 4.25% due 2/06/2006	24,662,434	24,662,434
16,544,000	Unilever Capital Corporation 4.25% due 2/09/2006	16,528,375	16,528,375
20,000,000	Unilever Capital Corporation 4.28% due 2/13/2006	19,971,467	19,971,467
20,000,000	Unilever Capital Corporation 4.28% due 2/14/2006	19,969,089	19,969,089
21,000,000	Unilever Capital Corporation 4.43% due 2/27/2006	20,932,812	20,932,812
22,814,000	BellSouth Corporation 4.48% due 2/06/2006	22,799,805	22,799,805
13,311,000	Atlantic Asset Security 4.42% due 2/06/2006	13,302,829	13,302,829

See Notes to Schedule of Investments.

25,000,000	Atlantic Asset Security 4.35% due 2/21/2006	24,939,583		24,939,583
18,750,000	Atlantic Asset Security 4.45% due 2/21/2006	18,703,646		18,703,646
25,000,000	RaboBank USA Finance Corporation 4.34% due 2/07/2006	24,981,917		24,981,917
25,000,000	RaboBank USA Finance Corporation 4.36% due 2/09/2006	24,975,778		24,975,778
32,470,000	RaboBank USA Finance Corporation 4.32% due 2/13/2006	32,423,243		32,423,243
29,260,000	RaboBank USA Finance Corporation 4.41% due 2/13/2006	29,216,988		29,216,988
23,800,000	Pitney Bowes Inc. 4.30% due 2/07/2006	23,782,943		23,782,943
25,000,000	American Express Credit Corporation 4.26% due 2/08/2006	24,979,292		24,979,292
30,000,000	American Express Credit Corporation 4.37% due 2/16/2006	29,945,375		29,945,375
19,172,000	American Express Credit Corporation 4.40% due 2/23/2006	19,120,449		19,120,449
20,000,000	American Express Credit Corporation 4.41% due 2/24/2006	19,943,650		19,943,650
30,000,000	American Express Credit Corporation 4.38% due 2/27/2006	29,905,100		29,905,100
20,350,000	American Express Credit Corporation 4.40% due 2/28/2006	20,282,845		20,282,845
25,000,000	General Electric Company 4.27% due 2/10/2006	24,973,313		24,973,313
20,230,000	General Electric Company 4.30% due 2/21/2006	20,181,673		20,181,673
30,000,000	General Electric Company 4.28% due 2/24/2006	29,917,967		29,917,967
32,844,000	General Electric Company 4.36% due 3/09/2006	32,700,800		32,700,800
9,911,000	General Electric Company 4.44% due 3/24/2006	9,848,660		9,848,660
19,796,000	General Electric Capital Corporation 4.22% due 2/10/2006	19,775,115		19,775,115
29,408,000	General Electric Capital Corporation 4.31% due 2/17/2006	29,351,667		29,351,667
30,000,000	General Electric Capital Corporation 4.34% due 2/22/2006	29,924,050		29,924,050
25,493,000	General Electric Capital Corporation 4.42% due 3/10/2006	25,377,191		25,377,191
21,000,000	Diageo Capital Plc 4.40% due 2/21/2006	20,948,667		20,948,667
25,000,000	Diageo Capital Plc 4.54% 2/27/2006	24,918,028		24,918,028
25,000,000	Diageo Capital Plc 4.57% 3/24/2006	24,838,146		24,838,146
18,070,000	Monsanto Company 4.55% due 2/28/2006	18,008,336		18,008,336
24,439,000	Clorox Company 4.48% due 3/01/2006	24,353,844		24,353,844
14,748,000	Wal-Mart Stores, Inc. 4.37% due 3/07/2006	14,687,123		14,687,123
30,000,000	Wal-Mart Stores, Inc. 4.41% due 3/21/2006	29,823,600		29,823,600

	Total Short-Term Investments	2,609,412,537		2,609,412,537

	Total Investments (100.48%)	$13,023,810,613	*	17,117,316,101

	Other assets in excess of liabilities (-0.48%)			(81,904,773)

	Net Assets (100.00%)			$17,035,411,328

*	At January 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector/Industry Classifications

CAD -Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR - euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP - pound sterling	(3) Energy	(12) Precious Metals
HKD - Hong Kong dollar	(4) Financials	(13) Real Estate
MYR - Malaysian ringgit	(5) Government Issues	(14) Retail
SEK - Swedish krona	(6) Health Care	(15) Technology and Telecommunications
SGD - Singapore dollar	(7) Holding Companies	(16) Transportation
(8) Industrials
(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months ended January 31, 2006.

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/Loss	Income

Blount International, Inc.	549,450	$8,409,912	—	—	—	—
City e-Solutions Limited	—	—	—	—	—	—
Corporacion Financiera Alba SA	—	—	—	—	—	$209,416
Deceuninck	—	—	—	—	—	—
East Texas Financial Services, Inc.	—	—	—	—	—	5,738
Daeduck GDS Company, Limited	305,140	3,417,528	—	—	—	—
Kukdong Electric Wire Company, Limited	—	—	—	—	—	—
Mills Music Trust	—	—	—	—	—	31,470
Nam Yang Dairy Products Company Limited	—	—	—	—	—	—
NSC Groupe	—	—	—	—	—	—
Rayonier Inc.	—	—	—	—	—	3,008,330
Sabeton SA	—	—	—	—	—	—
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	193,510
Shimano Inc.	—	—	—	—	—	703,670
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	—
T. Hasegawa Company, Limited	—	—	—	—	—	—
UniFirst Corporation	—	—	—	—	—	26,250

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	In default as to principal and/or interest.

(g)	Leveraged 1½ to 1 to the price of gold/silver bullion.

See Notes to Schedule of Investments.

(h)	Leveraged 2 to 1 to the price of gold/silver bullion.

(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2006 is shown below.

			Carry Value
Security	Acquisition Date	Cost	Per Share/Principal

Kaiser Ventures LLC	6/24/1993	—	$3.04
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	$0.91
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	$0.91

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

(k)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Fund
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (70.06%)

	Australia and New Zealand (0.45%)
8,547,991	Spotless Group Limited (8)	23,537,364	30,843,430
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	11,996,241
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,556,942
1,100,000	Evergreen Forests Limited (a)(11)	288,224	188,513

		34,649,576	44,585,126

	Austria (0.16%)
204,304	Flughafen Wien AG (16)	6,102,055	16,151,207

	Belgium (0.61%)
1,945,309	Deceuninck (c)(1)	44,793,371	60,150,346

	Brazil (0.38%)
443,546	Petroleo Brasiliero SA ADR (3)	15,475,620	38,233,665

	Canada (1.64%)
1,575,000	Aber Diamond Corporation (9)	43,201,304	64,152,876
1,100,410	EnCana Corporation (3)	13,079,709	54,866,443
1,529,000	Yellow Pages Income Fund (10)	17,036,741	21,714,719
1,500,000	IAMGOLD Corporation (12)	4,433,304	13,921,723
3,000,000	Catalyst Paper Corporation (a)(11)	10,065,599	8,405,569
50,000	Metallica Resources Inc. (a)(12)	59,469	148,849

		87,876,126	163,210,179

	Chile (0.28%)
2,375,300	Quinenco SA ADR (8)	15,508,046	28,028,540

	China (0.23%)
226,220	PetroChina Company, Limited ADR (3)	5,236,385	22,626,524

	Commonwealth of Independent States (0.13%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	8,955,345
4,919	Firebird Republic Fund, Limited Class ‘A’ (a)(b)(e)(7)	719,082	3,173,472
100,000	First NIS Regional Fund SICAV (7)	1,000,000	700,000
9,000	Baltic Republic Fund (e)(7)	185,750	51,750

		2,258,010	12,880,567

	Denmark (0.34%)
380,050	Carlsberg A/S, ‘B’ (2)	13,042,854	21,847,831
225,000	Carlsberg A/S, ‘A’ (2)	9,948,430	12,145,600

		22,991,284	33,993,431

	France (14.99%)
5,448,804	Sodexho Alliance SA (1)	164,464,859	247,414,891
2,225,000	Wendel Investissement (7)	53,580,795	243,097,386
4,325,820	Vivendi Universal SA (10)	99,657,763	135,758,545
1,438,263	L’Orèal SA (2)	107,286,274	116,958,176
1,265,000	Essilor International SA (6)	55,902,323	110,645,337
1,875,000	Rémy Cointreau SA (2)	56,931,230	91,712,181
617,100	Neopost SA (8)	23,484,141	62,164,059
3,775,000	Elior SCA (1)	29,459,811	58,822,400
700,000	Société BIC SA (8)	27,529,842	45,121,115
172,220	Société Fonciere Financière et de Participations (7)	22,591,007	38,513,107
632,430	Accor SA (1)	29,695,564	37,978,639
512,708	Financière Marc de Lacharrière SA (7)	17,561,177	37,854,430
615,917	Laurent-Perrier (c)(2)	21,745,843	36,777,061
1,051,060	Télévision Française 1 SA (10)	27,663,943	33,369,593
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	30,897,890
106,280	Total SA (3)	27,859,045	29,395,151
1,147,500	PagesJaunes Groupe SA (10)	20,850,180	29,265,270
195,000	Robertet SA (c)(2)	14,252,005	28,960,780
51,500	Robertet SA C.I. (2)	2,151,628	5,272,530
432,150	Cap Gemini SA (15)	14,953,466	19,780,542
275,000	Gaumont SA (10)	13,978,318	16,069,033

See Notes to Schedule of Investments.

235,349	Carbone Lorraine SA (8)	5,990,968	11,623,400
3,593,581	FINEL (a)(b)(e)(i)(j)(11)	9,152,131	9,230,510
293,470	Safran SA (15)	5,860,721	7,766,745
26,499	NSC Groupe (8)	4,385,060	2,258,101
20,000	Didot-Bottin SA (a)(7)	1,934,129	1,548,470
100,000	Sabeton SA (7)	1,463,142	1,457,169
1,000	Société Vermandoise de Sucreries (2)	854,846	1,406,040

		876,549,649	1,491,118,551

	Germany (2.52%)
917,125	Fraport AG (16)	35,695,044	58,502,663
475,000	Hornbach Holding AG Pfd. (14)	26,548,192	42,211,646
1,405,000	Bertelsmann AG D.R.C. (10)	31,678,271	41,476,670
750,000	Pfeiffer Vacuum Technology AG (c)(8)	25,104,199	41,469,062
255,000	Axel Springer AG (10)	13,458,494	32,936,040
405,000	Vossloh AG (16)	8,157,152	21,224,819
340,086	Praktiker Bau-und Heimwerkermaerkte Holding AG (a)(1)	5,961,070	8,843,126
186,636	Singulus Technologies AG (a)(8)	2,082,500	3,953,306

		148,684,922	250,617,332

	Hong Kong (1.40%)
7,500,000	Guoco Group Limited (7)	55,246,509	82,515,324
20,749,500	Shaw Brothers (Hong Kong) Limited (c)(10)	20,005,022	23,804,960
7,000,000	Hopewell Holdings Limited (13)	7,763,618	17,595,535
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	11,601,451
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,361,237
11,250,000	City e-Solutions Limited (1)	336,425	1,247,156
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	799,211

		97,095,916	138,924,874

	India (0.47%)
4,250,000	Hindustan Lever Limited (2)	11,835,191	18,848,036
1,150,000	Tata Motors Limited (1)	11,635,888	18,570,176
425,001	Nestlé India Limited (2)	5,290,300	9,529,021

		28,761,379	46,947,233

	Indonesia (0.03%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	2,882,460

	Ireland (0.05%)
1,500,000	Independent News & Media Plc (10)	2,619,917	4,893,751

	Italy (1.50%)
3,796,610	Italcementi S.p.A. RNC (9)	25,035,298	49,591,989
7,325,000	Gewiss S.p.A. (c)(8)	29,406,314	49,044,028
865,000	Italmobiliare S.p.A. RNC (9)	20,885,294	46,858,883
422,270	Caltagirone Editore S.p.A. (10)	2,190,918	3,667,753

		77,517,824	149,162,653

	Japan (15.06%)
3,919,100	Toyota Motor Corporation (1)	147,074,582	203,737,574
5,000,000	Shimano Inc. (1)	83,968,600	143,644,992
15,450,000	Aioi Insurance Company, Limited (4)	51,428,099	107,266,898
2,247,000	Ono Pharmaceutical Company, Limited (6)	90,875,008	101,634,218
10,000,000	NIPPONKOA Insurance Company, Limited (4)	43,234,195	84,904,450
1,555,600	Secom Company, Limited (8)	51,821,159	80,736,112
483,900	Nintendo Company, Limited (15)	38,558,081	66,572,194
2,223,950	Nitto Kohki Company, Limited (c)(8)	37,396,172	62,370,621
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	47,493,121
1,038,700	Kose Corporation (2)	32,460,720	45,116,464
2,078,600	Toho Company, Limited (10)	20,987,632	43,098,670
3,189,600	Mitsui Sumitomo Insurance Company, Limited (4)	15,084,508	39,271,720
1,514,990	Mandom Corporation (c)(2)	30,105,086	38,342,699
1,359,000	Olympus Corporation (6)	29,387,816	36,021,547
1,000,000	Fuji Photo Film Company, Limited (1)	29,054,325	34,372,194
200,000	Nippon Television Network Corporation (10)	28,448,858	27,993,673
880,500	Shimachu Company Limited (14)	18,885,899	26,952,161
1,781,500	Wacoal Holdings Corporation (2)	14,453,540	24,843,970
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	22,401,778
583,200	Icom Inc. (15)	12,514,779	22,140,208
721,900	Shoei Company, Limited (7)	3,981,053	22,035,680
480,520	Astellas Pharma Inc. (6)	19,668,780	19,926,656
300,000	Canon Inc. (15)	15,750,090	18,160,831
616,970	Makita Corporation (1)	3,871,654	17,988,694

See Notes to Schedule of Investments.

1,075,000	Nissin Healthcare Food Service Company, Limited (2)	20,545,863	17,638,622
860,600	Maezawa Kasei Industries Company, Limited (c)(8)	15,225,469	17,476,166
1,948,500	Iino Kaiun Kaisha, Limited (16)	5,019,117	16,160,446
1,397,200	Seikagaku Corporation (6)	8,770,523	15,470,685
427,500	SK Kaken Company, Limited (8)	7,390,751	15,023,086
500,000	Aderans Company, Limited (2)	9,598,197	14,963,020
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	13,423,966
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	13,402,591
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	9,542,132
116,300	Tachihi Enterprise Company, Limited (13)	4,386,574	5,966,397
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	5,800,180
730,000	Shingakukai Company, Limited (1)	6,128,280	5,417,810
325,000	Sonton Food Industry Company, Limited (2)	3,298,776	3,501,347
111,300	Nagaileben Company, Limited (6)	2,158,075	2,978,658
49,200	Cosel Company, Limited (8)	1,335,413	2,044,479
64,000	Nissin Food Products Company, Limited (2)	1,832,850	1,838,656
800	Takuma Company, Limited (8)	4,896	6,833

		987,812,449	1,497,682,199

	Mexico (0.94%)
12,000,000	Industrias Peñoles, SA de C.V. (12)	23,144,651	80,455,917
3,563,270	Grupo Modelo SA de C.V. Series C (2)	13,174,503	13,225,105

		36,319,154	93,681,022

	Netherlands (2.48%)
2,707,439	Heineken Holding NV (2)	69,529,334	90,241,840
575,000	Hal Trust NV (7)	16,512,100	36,258,800
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	28,607,749
406,750	Randstad Holding NV (8)	2,826,337	20,648,069
825,000	Telegraaf Media Groep NV (10)	14,452,839	18,268,482
382,117	Arcadis NV (8)	4,089,271	13,387,607
222,672	USG People NV (8)	2,148,431	11,403,914
1,467,670	Koninklijke Ahold NV (a)(14)	11,536,034	11,345,352
138,044	OPG Groep NV (6)	3,155,704	10,553,414
375,000	Wegener NV (10)	2,789,260	5,783,939

		150,865,393	246,499,166

	Norway (0.13%)
2,157,010	Tandberg ASA (15)	12,729,805	13,339,620

	Singapore (1.59%)
15,104,850	Haw Par Corporation Limited (c)(8)	38,068,723	50,295,169
3,369,500	Fraser & Neave Limited (2)	20,643,694	39,060,644
16,750,000	Singapore Airport Terminal Services Limited (16)	20,204,311	24,374,904
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	18,396,401
10,000,000	United Overseas Land Limited (7)	12,162,423	17,141,976
25,000,000	Del Monte Pacific Limited (2)	5,997,158	9,095,113

		104,022,765	158,364,207

	South Africa (1.14%)
2,002,300	Gold Fields Limited ADR (12)	23,950,580	47,214,234
2,043,570	Harmony Gold Mining Company, Limited ADR (a)(12)	24,392,796	38,071,709
5,650,000	Mvelaphanda Resources Limited (a)(12)	19,564,905	28,374,236

		67,908,281	113,660,179

	South Korea (7.02%)
486,120	Samsung Electronics Company, Limited Pfd. (15)	95,478,383	286,647,067
49,780	Samsung Electronics Company, Limited (15)	35,358,395	38,377,280
3,000,000	Samsung Corporation (15)	25,131,764	77,197,954
1,530,115	KT&G Corporation (2)	34,921,661	74,443,800
50,000	Lotte Confectionery Company, Limited (2)	18,362,431	64,175,357
2,520,508	SK Telecom Company, Limited ADR (15)	50,964,123	58,551,401
650,000	Fursys Inc. (c)(8)	2,637,972	18,283,726
22,950	Nam Yang Dairy Products Company, Limited (2)	4,912,653	14,178,326
28,850	Nam Yang Dairy Products Company, Limited Pfd. (2)	479,094	8,445,779
1,285,000	Daeduck Electronics Company, Limited (15)	9,278,060	12,717,868
591,500	Kangwon Land Inc. (1)	8,751,592	12,509,454
795,400	Daeduck GDS Company, Limited (15)	5,596,418	9,570,952
1,111,890	Dong Ah Tire & Rubber Company, Limited (1)	4,731,509	6,602,741
225,000	Kukdong Electric Wire Company, Limited (c)(j)(15)	3,821,270	5,860,169
2,515,000	Nexans Korea Limited (a)(c)(e)(i)(j)(8)	2,949,159	5,240,293
110,810	Hankuk Paper Manufacturing Company, Limited (11)	5,119,456	4,710,063
28,920	Daekyo Company, Limited Pfd. (1)	1,159,606	1,325,680

		309,653,546	698,837,910

See Notes to Schedule of Investments.

	Spain (1.97%)
2,964,751	Corporacion Financiera Alba SA (7)	65,960,610	142,633,315
1,279,660	Altadis SA (2)	38,154,141	53,292,180

		104,114,751	195,925,495

	Switzerland (7.74%)
2,300,000	Pargesa Holding AG (7)	120,140,911	225,198,762
633,740	Nestlé SA (2)	158,578,705	186,153,213
555,000	Kuehne & Nagel International AG (16)	36,902,113	155,959,934
1,952	Lindt & Spruengli AG (2)	12,967,553	37,995,692
11,190	Metall Zug PC AG (1)	15,335,232	36,813,535
59,848	Schindler Holding PC (8)	11,977,995	25,994,373
23,500	Sika AG (a)(9)	4,526,595	22,972,624
616,270	Micronas Semiconductor Holding AG (a)(15)	24,008,811	20,998,508
35,000	Edipresse SA (10)	11,616,314	13,817,413
78,857	Affichage Holding (10)	8,596,169	11,705,167
40,110	Kaba Holding AG Reg ‘B’ (8)	7,437,079	10,210,904
6,709	Zehnder Group AG - B (8)	6,935,495	9,669,494
7,000	Hilti AG (e)(i)(j)(8)	4,485,845	4,934,790
159	Metall Zug AG (1)	1,931,462	4,405,769
10,000	PubliGroupe SA (10)	1,436,389	2,951,083

		426,876,668	769,781,261

	Taiwan (0.08%)
7,222,000	Phoenixtec Power Company, Limited (8)	7,295,515	7,655,352

	Thailand (0.02%)
250,000	The Oriental Hotel Public Company, Limited (1)	1,152,073	2,081,727

	United Kingdom (3.84%)
2,286,240	Anglo American Plc (12)	50,337,463	88,081,603
9,619,820	Millennium & Copthorne Hotel Plc (1)	44,012,403	71,722,078
4,250,000	Spirax-Sarco Engineering Plc (c)(8)	33,515,293	70,688,279
4,175,000	Associated British Ports Holdings Plc (16)	34,536,884	43,824,058
5,314,440	Tesco Plc (2)	30,085,561	30,143,541
7,387,970	Enodis Plc (8)	4,499,307	19,700,441
2,655,000	easyJet Plc (a)(16)	11,119,493	17,805,821
5,000,000	McBride Plc (2)	6,379,400	14,759,704
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	10,661,590
300,000	Amdocs Limited (a)(15)	6,197,557	9,660,000
100,000	Antofagasta Holdings Plc (12)	274,913	3,633,295
775,000	Trans-Siberian Gold Limited (a)(12)	1,123,590	1,315,839

		227,955,238	381,996,249

	United States (2.68%)
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	92,700,000
5,056,355	News Corporation, Class ‘A’ (10)	75,977,242	79,688,155
759,975	Freeport-McMoRan Copper & Gold Inc., Class ‘B’ (12)	10,159,191	48,828,394
425,000	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(j)(12)	7,554,601	22,372,000
400,000	Liberty Global Inc. (a)(10)	6,921,203	8,560,000
400,000	Liberty Global Inc. Series ‘C’ (a)(10)	6,346,043	8,088,000
34,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	3,450,000	5,667,502
14,083	Security Capital European Realty (a)(e)(13)	281,660	226,877

		152,948,007	266,130,928

	Miscellaneous (0.19%)
1,094,523	Banco Latinoamericano de Exportaciones SA ADR (4)	13,960,676	19,154,153

	Total Common and Preferred Stocks	4,074,469,863	6,969,195,907

Ounces

	Commodities (2.23%)
326,005	Gold bullion (a)	145,623,883	186,246,816
3,596,336	Silver bullion (a)	24,621,811	35,477,854

	Total Commodities	170,245,694	221,724,670

Principal Amount

	Notes, Bonds and Convertible Bonds (5.81%)
	Commodity-Linked Notes (1.32%)
$2,350,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	2,350,000	3,813,793
1,200,000	UBS Gold-Linked Note 0% due 2/17/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,795,557
2,900,000	UBS Gold-Linked Note 0% due 2/24/2006 (a)(b)(d)(e)(h)(12)	2,900,000	4,978,698
1,150,000	UBS Gold-Linked Note 0% due 3/02/2006 (a)(b)(d)(e)(g)(12)	1,150,000	1,715,804
1,250,000	UBS Gold-Linked Note 0% due 3/03/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,845,822
1,500,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(h)(12)	1,500,000	2,312,778

See Notes to Schedule of Investments.

	1,100,000	UBS Gold-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	1,100,000	1,638,380
	1,300,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(d)(e)(g)(12)	1,300,000	1,975,393
	6,000,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	6,000,000	8,831,227
	5,250,000	UBS Gold-Linked Note 0% due 7/25/2006 (a)(b)(d)(e)(g)(12)	5,250,000	7,836,683
	1,250,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,871,328
	1,350,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,930,005
	1,250,000	UBS Gold-Linked Note 0% due 8/24/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,838,048
	1,250,000	UBS Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,759,743
	1,600,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(g)(12)	1,600,000	2,343,440
	1,300,000	UBS Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(g)(12)	1,300,000	1,670,390
	1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,617,710
	1,200,000	UBS Gold-Linked Note 0% due 11/03/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,587,840
	1,600,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(g)(12)	1,600,000	2,146,728
	2,150,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(g)(12)	2,150,000	2,537,422
	1,350,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,544,621
	1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,515,239
	1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(h)(12)	1,400,000	1,829,648
	1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(h)(12)	1,500,000	1,776,563
	2,900,000	UBS Gold-Linked Note 0% due 1/12/2007 (a)(b)(d)(e)(h)(12)	2,900,000	3,489,147
	1,400,000	UBS Silver-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(h)(12)	1,400,000	2,490,436
	1,200,000	UBS Silver-Linked Note 0% due 5/26/2006 (a)(b)(d)(e)(g)(12)	1,200,000	1,905,376
	1,350,000	UBS Silver-Linked Note 0% due 7/12/2006 (a)(b)(d)(e)(g)(12)	1,350,000	2,055,197
	1,250,000	UBS Silver-Linked Note 0% due 7/18/2006 (a)(b)(d)(e)(g)(12)	1,250,000	1,976,979
	2,342,000	HSBC Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(g)(12)	2,342,000	3,559,137
	1,260,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(g)(12)	1,260,000	1,810,368
	1,160,000	HSBC Gold-Linked Note 0% due 3/06/2006 (a)(b)(d)(e)(h)(12)	1,160,000	1,824,216
	1,175,000	HSBC Gold-Linked Note 0% due 3/10/2006 (a)(b)(d)(e)(h)(12)	1,175,000	1,871,070
	1,350,000	HSBC Gold-Linked Note 0% due 3/15/2006 (a)(b)(d)(e)(g)(12)	1,350,000	1,922,265
	655,000	HSBC Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(g)(12)	655,000	945,100
	2,100,000	HSBC Gold-Linked Note 0% due 4/11/2006 (a)(b)(d)(e)(g)(12)	2,100,000	3,117,030
	2,850,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(d)(e)(g)(12)	2,850,000	4,221,420
	4,530,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(g)(12)	4,530,000	6,514,140
	1,140,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(g)(12)	1,140,000	1,630,428
	5,230,000	HSBC Gold-Linked Note 0% due 7/17/2006 (a)(b)(d)(e)(g)(12)	5,230,000	7,777,533
	2,550,000	HSBC Gold-Linked Note 0% due 7/24/2006 (a)(b)(d)(e)(g)(12)	2,550,000	3,865,035
	1,310,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(g)(12)	1,310,000	1,909,849
	1,363,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(g)(12)	1,363,000	1,941,594
	1,332,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(g)(12)	1,332,000	1,927,937
	600,000	HSBC Gold-Linked Note 0% due 9/07/2006 (a)(b)(d)(e)(g)(12)	600,000	868,620
	637,000	HSBC Gold-Linked Note 0% due 9/14/2006 (a)(b)(d)(e)(g)(12)	637,000	890,399
	310,000	HSBC Gold-Linked Note 0% due 9/20/2006 (a)(b)(d)(e)(g)(12)	310,000	432,853
	1,308,000	HSBC Gold-Linked Note 0% due 10/09/2006 (a)(b)(d)(e)(g)(12)	1,308,000	1,681,696
	692,000	HSBC Gold-Linked Note 0% due 10/13/2006 (a)(b)(d)(e)(g)(12)	692,000	894,341
	979,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(g)(12)	979,000	1,267,022
	1,950,000	HSBC Gold-Linked Note 0% due 11/13/2006 (a)(b)(d)(e)(g)(12)	1,950,000	2,599,350
	2,023,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	2,023,000	2,457,338
	673,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(g)(12)	673,000	829,876

			91,419,000	131,388,612

		U.S. Dollar Notes and Bonds (0.10%)
	1,000,000	YPF Sociedad Anonima SA 9 1/8% due 2/24/2009 (3)	833,816	1,085,000
	5,000,000	Fimep SA 10½% due 2/15/2013 (8)	5,000,000	5,775,000
	2,000,000	Legrand S.A. 8½% due 2/15/2025 (8)	2,068,750	2,450,000

			7,902,566	9,310,000

		U.S. Dollar Convertible Bonds (0.00%)
	2,000,000	Medya International Limited 10% due 6/28/2049 (e)(f)(j)(10)	1,987,057	20,000

		Non U.S. Dollar Notes and Bonds (4.21%)
EUR	17,541,659	Vivendi Universal SA 6.70% due 6/21/2006 (10)	17,574,711	21,632,219
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,903,791	4,345,943
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,374,320	15,328,804
SGD	9,105,000	Singapore Government 2.375% due 10/01/2009 (5)	5,464,713	5,482,813
CAD	16,500,000	Shaw Communications Inc. 7.40% due 10/17/2007 (10)	10,381,938	15,042,291
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	9,034,127	8,671,635
HKD	18,550,000	Hong Kong Government 2.52% due 3/24/2009 (5)	2,303,582	2,301,294
EUR	9,766,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	9,106,369	12,468,222
GBP	11,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	17,039,381	21,272,167
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,732,420	10,385,526
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,959	3,461,842
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	9,184,671	8,977,935
EUR	3,000,000	Independent News & Media Plc 8% due 12/15/2008 (10)	3,626,220	4,035,519
EUR	5,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	5,865,808	6,963,248
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,407,840	13,695,699
MYR	30,907,000	Malaysian Government 3.756% due 4/28/2011 (5)	8,287,147	8,229,907

See Notes to Schedule of Investments.

EUR	48,607,026	Republic of France O.A.T./i 3% due 7/25/2009 (k)(5)	58,645,544	63,041,767
EUR	25,941,483	Republic of France O.A.T./i 3% due 7/25/2012 (k)(5)	35,320,044	35,159,660
EUR	5,500,000	ProSiebenSat.1 Media AG 11¼% due 7/31/2009 (10)	5,553,476	7,364,974
EUR	1,250,000	Rémy Cointreau SA 6½% due 7/01/2010 (2)	1,426,408	1,633,913
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (1)	27,267,150	24,567,969
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,239,209	9,814,892
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,667,114	1,881,128
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (j)(8)	13,138,694	16,722,077
GBP	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	10,247,052
EUR	17,400,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	20,290,670	20,652,360
EUR	10,000,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	11,328,421	11,351,798
EUR	28,800,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	34,498,275	37,513,888
EUR	8,000,000	FINEL 9½% due 6/30/2017 (b)(e)(i)(j)(11)	9,649,600	7,304,106
EUR	10,000,000	FINEL 9½% due 10/15/2017 (b)(e)(i)(j)(11)	12,045,000	9,130,133

			388,881,452	418,680,781

		Non U.S. Dollar Convertible Bonds (0.18%)
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,953,750	4,958,803
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,743	5,748,244
EUR	243,500	Havas SA 4% due 1/01/2009 (10)	1,986,854	3,125,446
EUR	3,000,000	Fregaté SAS 2% due 3/31/2013 (a)(e)(i)(j)(7)	3,620,400	4,438,209

			13,495,747	18,270,702

		Total Notes, Bonds and Convertible Bonds	503,685,822	577,670,095

		Short-Term Investments (21.66%)
	30,000,000	Siemens AG 4.24% due 2/01/2006	30,000,000	30,000,000
	23,330,000	Siemens AG 4.24% due 2/02/2006	23,327,252	23,327,252
	25,000,000	Siemens AG 4.28% due 2/07/2006	24,982,250	24,982,250
	25,000,000	Siemens AG 4.34% due 2/15/2006	24,957,805	24,957,805
	25,000,000	Siemens AG 4.34% due 3/08/2006	24,894,514	24,894,514
	11,143,000	Siemens AG 4.42% due 3/23/2006	11,074,594	11,074,594
	19,386,000	Knight-Ridder Inc. 4.57% due 2/01/2006	19,386,000	19,386,000
	10,000,000	Knight-Ridder Inc. 4.41% due 2/01/2006	10,000,000	10,000,000
	18,500,000	L’Oréal SA 4.26% due 2/01/2006	18,500,000	18,500,000
	16,925,000	L’Oréal SA 4.34% due 2/10/2006	16,906,636	16,906,636
	13,000,000	L’Oréal SA 4.42% due 2/17/2006	12,974,462	12,974,462
	25,000,000	L’Oréal SA 4.43% due 2/21/2006	24,938,472	24,938,472
	14,820,000	Henkel Corporation 4.32% due 2/01/2006	14,820,000	14,820,000
	6,715,000	Henkel Corporation 4.33% due 2/01/2006	6,715,000	6,715,000
	8,106,000	Henkel Corporation 4.32% due 2/02/2006	8,105,027	8,105,027
	34,223,000	Henkel Corporation 4.47% due 2/21/2006	34,138,013	34,138,013
	22,500,000	Henkel Corporation 4.52% due 2/27/2006	22,426,550	22,426,550
	13,500,000	7-Eleven Inc. 4.25% due 2/01/2006	13,500,000	13,500,000
	9,200,000	7-Eleven Inc. 4.27% due 2/02/2006	9,198,909	9,198,909
	14,500,000	7-Eleven Inc. 4.38% due 2/13/2006	14,478,830	14,478,830
	30,000,000	7-Eleven Inc. 4.35% due 2/22/2006	29,923,875	29,923,875
	22,100,000	7-Eleven Inc. 4.46% due 2/27/2006	22,028,813	22,028,813
	5,000,000	Republic of Austria 4.25% due 2/01/2006	5,000,000	5,000,000
	30,000,000	Republic of Austria 4.26% due 2/02/2006	29,996,450	29,996,450
	16,166,000	Republic of Austria 4.27% due 2/03/2006	16,162,165	16,162,165
	17,740,000	Republic of Austria 4.32% due 2/07/2006	17,727,227	17,727,227
	25,000,000	Republic of Austria 4.36% due 2/21/2006	24,939,444	24,939,444
	25,000,000	Republic of Austria 4.37% due 2/23/2006	24,933,236	24,933,236
	18,500,000	Sara Lee Corporation 4.37% due 2/02/2006	18,497,754	18,497,754
	15,000,000	Sara Lee Corporation 4.36% due 2/03/2006	14,996,366	14,996,366
	21,794,000	Sara Lee Corporation 4.53% due 2/07/2006	21,777,545	21,777,545
	12,800,000	Sara Lee Corporation 4.40% due 2/09/2006	12,787,484	12,787,484
	19,500,000	Sara Lee Corporation 4.48% due 2/22/2006	19,449,040	19,449,040
	26,750,000	Sara Lee Corporation 4.50% due 2/27/2006	26,663,062	26,663,062
	10,000,000	Hitachi Limited 4.30% 2/02/2006	9,998,805	9,998,805
	10,000,000	Hitachi Limited 4.30% 2/03/2006	9,997,611	9,997,611
	10,000,000	Hitachi Limited 4.30% 2/15/2006	9,983,278	9,983,278
	11,850,000	Hitachi Limited 4.39% 2/27/2006	11,812,429	11,812,429
	5,000,000	Atlantic Asset Security 4.38% due 2/02/2006	4,999,403	4,999,403
	13,327,000	Atlantic Asset Security 4.42% due 2/06/2006	13,318,819	13,318,819
	38,746,000	Atlantic Asset Security 4.38% due 2/13/2006	38,689,431	38,689,431
	18,750,000	Atlantic Asset Security 4.45% due 2/21/2006	18,703,646	18,703,646
	8,581,000	Atlantic Asset Security 4.35% due 2/21/2006	8,560,262	8,560,262

See Notes to Schedule of Investments.

31,109,000	Nestlé Capital Corporation 4.26% 2/03/2006	31,101,637	31,101,637
16,525,000	Nestlé Capital Corporation 4.25% 2/03/2006	16,521,098	16,521,098
22,080,000	Nestlé Capital Corporation 4.345% 2/17/2006	22,037,361	22,037,361
25,000,000	Nestlé Capital Corporation 4.355% 2/21/2006	24,939,514	24,939,514
23,951,000	Nestlé Capital Corporation 4.43% 2/24/2006	23,883,212	23,883,212
21,525,000	Nestlé Capital Corporation 4.29% 3/08/2006	21,435,223	21,435,223
22,422,000	Nestlé Capital Corporation 4.29% 3/10/2006	22,323,138	22,323,138
16,037,000	Nestlé Capital Corporation 4.36% 3/13/2006	15,959,310	15,959,310
25,000,000	Federated Department Stores Inc. 4.39% due 2/03/2006	24,993,903	24,993,903
13,910,000	Federated Department Stores Inc. 4.39% due 2/06/2006	13,901,519	13,901,519
15,000,000	Federated Department Stores Inc. 4.42% due 2/08/2006	14,987,108	14,987,108
10,000,000	Federated Department Stores Inc. 4.39% due 2/10/2006	9,989,025	9,989,025
18,387,000	Minnesota Mining and Manufacturing Company 4.17% due 2/03/2006	18,382,740	18,382,740
25,000,000	Shell Finance UK Plc 4.25% due 2/06/2006	24,985,243	24,985,243
25,000,000	Shell Finance UK Plc 4.29% due 2/09/2006	24,976,167	24,976,167
25,000,000	Shell Finance UK Plc 4.36% due 3/10/2006	24,887,972	24,887,972
23,939,000	BMW US Capital LLC 4.23% due 2/06/2006	23,924,936	23,924,936
30,382,000	BMW US Capital LLC 4.46% due 2/08/2006	30,355,652	30,355,652
30,000,000	BMW US Capital LLC 4.34% due 2/13/2006	29,956,600	29,956,600
28,155,000	BMW US Capital LLC 4.35% due 2/17/2006	28,100,567	28,100,567
22,815,000	BellSouth Corporation 4.48% due 2/06/2006	22,800,804	22,800,804
22,500,000	HJ Heinz Company 4.37% 2/06/2006	22,486,344	22,486,344
24,000,000	HJ Heinz Company 4.42% due 2/14/2006	23,961,693	23,961,693
25,000,000	HJ Heinz Company 4.48% due 2/22/2006	24,934,667	24,934,667
26,000,000	HJ Heinz Company 4.52% due 3/01/2006	25,908,596	25,908,596
12,000,000	HJ Heinz Company 4.55% due 3/02/2006	11,956,017	11,956,017
16,500,000	HJ Heinz Company 4.55% due 3/06/2006	16,431,181	16,431,181
14,400,000	Caterpillar Financial Services Corporation 4.27% due 2/06/2006	14,391,460	14,391,460
15,700,000	Caterpillar Financial Services Corporation 4.34% due 2/14/2006	15,675,395	15,675,395
7,800,000	Caterpillar Financial Services Corporation 4.39% due 2/21/2006	7,780,977	7,780,977
5,750,000	Pitney Bowes 4.26% due 2/06/2006	5,746,598	5,746,598
25,000,000	RaboBank USA Finance Corporation 4.34% 2/07/2006	24,981,917	24,981,917
25,000,000	RaboBank USA Finance Corporation 4.36% 2/09/2006	24,975,778	24,975,778
26,461,000	RaboBank USA Finance Corporation 4.34% 2/13/2006	26,422,720	26,422,720
24,704,000	RaboBank USA Finance Corporation 4.41% 2/13/2006	24,667,685	24,667,685
17,530,000	RaboBank USA Finance Corporation 4.32% 2/13/2006	17,504,757	17,504,757
30,000,000	RaboBank USA Finance Corporation 4.34% 2/14/2006	29,952,983	29,952,983
20,947,000	RaboBank USA Finance Corporation 4.49% 2/14/2006	20,913,037	20,913,037
9,475,000	Diageo Capital Plc 4.30% due 2/07/2006	9,468,210	9,468,210
21,000,000	Diageo Capital Plc 4.40% due 2/21/2006	20,948,667	20,948,667
25,000,000	Diageo Capital Plc 4.54% due 2/27/2006	24,918,028	24,918,028
25,000,000	Diageo Capital Plc 4.57% due 3/24/2006	24,838,146	24,838,146
25,000,000	American Express Credit Corporation 4.26% due 2/08/2006	24,979,292	24,979,292
30,000,000	American Express Credit Corporation 4.30% due 2/13/2006	29,957,000	29,957,000
20,000,000	American Express Credit Corporation 4.30% due 2/14/2006	19,968,944	19,968,944
30,000,000	American Express Credit Corporation 4.37% due 2/16/2006	29,945,375	29,945,375
17,618,000	American Express Credit Corporation 4.40% due 2/23/2006	17,570,627	17,570,627
30,000,000	American Express Credit Corporation 4.38% due 2/27/2006	29,905,100	29,905,100
20,000,000	Unilever Capital Corporation 4.25% 2/09/2006	19,936,011	19,936,011
5,719,000	Unilever Capital Corporation 4.25% 2/09/2006	5,713,599	5,713,599
20,000,000	Unilever Capital Corporation 4.28% 2/13/2006	19,971,467	19,971,467
20,000,000	Unilever Capital Corporation 4.28% 2/14/2006	19,969,089	19,969,089
19,795,000	General Electric Capital Corporation 4.22% due 2/10/2006	19,774,116	19,774,116
30,000,000	General Electric Capital Corporation 4.34% due 2/22/2006	29,924,050	29,924,050
25,492,000	General Electric Capital Corporation 4.42% due 3/10/2006	25,376,196	25,376,196
22,991,000	Wells Fargo & Company 4.37% due 2/17/2006	22,946,346	22,946,346
20,230,000	General Electric Company 4.30% due 2/21/2006	20,181,673	20,181,673
10,975,000	General Electric Company 4.35% due 2/23/2006	10,945,825	10,945,825
16,205,000	General Electric Company 4.28% due 2/24/2006	16,160,688	16,160,688
32,845,000	General Electric Company 4.36% due 3/09/2006	32,701,796	32,701,796
40,000,000	General Electric Company 4.44% due 3/24/2006	39,748,400	39,748,400
9,061,000	Clorox Company 4.48% due 3/01/2006	9,029,427	9,029,427
14,099,000	Wal-Mart Stores, Inc. 4.39% due 3/07/2006	14,040,544	14,040,544
30,000,000	Wal-Mart Stores, Inc. 4.41% due 3/21/2006	29,823,600	29,823,600

	Total Short-Term Investments	2,154,147,209	2,154,147,209

	Total Investments (99.76%)	$6,902,548,588	9,922,737,881

	Other assets in excess of liabilities (0.24%)		24,100,427

	Net Assets (100.00%)		$9,946,838,308

Foreign Currencies		Sector/Industry Classifications

CAD -	Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR -	euro	(2) Consumer Staples	(11) Paper and Forest Products

See Notes to schedule of Investments.

GBP -	pound sterling	(3) Energy	(12) Precious Metals
HKD -	Hong Kong dollar	(4) Financials	(13) Real Estate
MYR -	Malaysian ringgit	(5) Government Issues	(14) Retail
SEK -	Swedish krona	(6) Health Care	(15) Technology and Telecommunications
SGD -	Singapore dollar	(7) Holding Companies	(16) Transportation
(8) Industrials
(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months January 31, 2006.

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/Loss	Income

Deceuninck	—	—	—	—	—	—
Fursys Inc.	—	—	—	—	—	$214,430
Gewiss S.p.A.	—	—	—	—	—	—
Haw Par Corporation Limited	—	—	—	—	—	—
Koninklijke Grolsch NV	—	—	—	—	—	—
Kukdong Electric Wire Company, Limited	—	—	—	—	—	—
Laurent-Perrier	4,333	$221,074	—	—	—	—
Maezawa Kasei Industries Company, Limited	—	—	—	—	—	—
Mandom Corporation	—	—	—	—	—	—
Nexans Korea Limited	—	—	—	—	—	—
Nitto Kohki Company Limited	—	—	56,100	$1,156,376	$448,270	—
Pfeiffer Vacuum Technology AG	—	—	—	—	—	—
PT Bat Indonesia Tbk	—	—	—	—	—	—
Robertet SA	—	—	—	—	—	—
Sansei Yusoki Company Limited	—	—	—	—	—	—
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	160,609
Société Sucrière de Pithiviers-le Vieil	—	—	—	—	—	—
Spirax-Sarco Engineering Plc	—	—	—	—	—	—
T. Hasegawa Company Limited	—	—	—	—	—	—
Tasman Farms	—	—	—	—	—	—

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1½ to 1 to the price of gold/silver bullion.
(h)	Leveraged 2 to 1 to the price of gold/silver bullion.
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2006 is shown below.

Security	Acquisition Date	Cost	Per Share/Principal

FINEL	7/14/1999	$2,407,421	$2.57
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.91
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.91
Fregaté SAS 2% due 3/31/2013	4/30/2004	3,620,400	1.48
Hilti AG	11/30/2001	4,485,845	704.97
Nexans Korea Limited	9/19/2003	5,439,879	2.08

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.
(k)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle U.S. Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks-U.S. (48.07%)

	Consumer Discretionary (2.61%)
150,000	McDonald’s Corporation	$3,851,228	$5,251,500
106,200	Weyco Group, Inc.	1,781,462	2,366,136
70,000	Hampshire Group, Limited (a)	1,171,963	1,568,000
8,000	Allen Organ Company, Class ‘B’	307,040	460,000
16,420	Foot Locker Inc.	327,945	373,062
600	St. John Knits International Inc. (a)	18,600	24,000

		7,458,238	10,042,698

	Consumer Staples (2.80%)
218,915	Seneca Foods Corporation 0% due 12/31/2049(a)(f)	3,294,671	4,279,788
98,364	Anheuser-Busch Companies Inc.	4,291,380	4,076,204
44,997	HJ Heinz Company	1,532,845	1,527,198
12,000	Altria Group Inc.	480,416	868,080

		9,599,312	10,751,270

	Energy (3.72%)
99,235	Burlington Resources, Inc.	2,466,162	9,056,186
48,340	ConocoPhillips	1,781,458	3,127,598
50,000	CNX Gas Corporation (a)(b)	800,000	1,203,000
12,241	SEACOR Holdings Inc. (a)	631,754	909,262

		5,679,374	14,296,046

	Financials (0.31%)
60,000	Interpool Inc.	1,083,544	1,199,400

	Health Care (3.04%)
184,770	Johnson & Johnson Inc.	11,336,893	10,631,666
20,000	Dentsply International Inc.	580,150	1,074,000

		11,917,043	11,705,666

	Holding Companies (4.11%)
152	Berkshire Hathaway Inc., Class ‘A’ (a)	12,515,682	13,602,480
13,220	Loews Corporation	1,189,611	1,304,682
557	Case Pomeroy & Company, Inc., Class ‘A’	538,848	914,873

		14,244,141	15,822,035

	Industrials (6.36%)
203,610	Tyco International Limited	4,883,305	5,304,041
150,000	Waste Management Inc.	4,105,450	4,737,000
114,220	UniFirst Corporation	2,538,807	3,970,287
73,475	Banta Corporation	2,921,328	3,756,042
48,980	Manpower Inc.	2,059,795	2,636,593
161,273	Blount International Inc. (a)	2,322,241	2,588,432
22,480	Franklin Electric Company, Inc.	406,203	1,011,600
7,870	SPX Corporation	342,538	375,478
5,000	Hardinge Inc.	54,150	89,750

		19,633,817	24,469,223

	Materials (0.30%)
9,605	Vulcan Materials Company	445,883	690,407
426	Central Steel & Wire Company	167,885	255,600
15,000	Tronox Inc. Class ‘C’	218,326	223,950

		832,094	1,169,957

	Media (7.86%)
1,475,690	Liberty Media Corporation	11,576,026	12,336,768
107,835	Clear Channel Communications, Inc.	3,393,174	3,156,331
104,900	Comcast Corporation-Special Class ‘A’ (a)	2,946,791	2,907,828
111,170	CBS Corporation Class ‘B’	2,881,361	2,904,872

See Notes to Schedule of Investments.

70,000	Valassis Communications, Inc. (a)	2,022,112	1,953,000
120,835	News Corporation Class ‘A’ (a)	1,841,093	1,904,360
50,000	Dow Jones & Company Inc.	1,831,509	1,900,500
60,275	The DIRECTV Group, Inc. (a)	808,954	833,603
36,000	Liberty Global Inc.(a)	625,061	770,400
36,000	Liberty Global Inc. Series ‘C’ (a)	573,118	727,920
50,000	Interpublic Group of Companies, Inc. (a)	777,610	505,000
11,615	Live Nation Inc.	128,198	206,177
8,820	Discovery Holding Company	111,610	133,711

		29,516,617	30,240,470

	Paper and Forest Products (2.98%)
162,660	Rayonier Inc.	3,800,973	6,953,715
77,835	Plum Creek Timber Company, Inc.	2,277,954	2,875,225
22,340	Deltic Timber Corporation	529,628	1,184,243
22,990	Longview Fibre Company	232,138	437,961

		6,840,693	11,451,144

	Precious Metals (2.13%)
112,800	Newmont Mining Corporation Holding Company	4,045,759	6,971,040
19,000	Freeport-McMoRan Copper & Gold Inc., Class ‘B’	213,034	1,220,750

		4,258,793	8,191,790

	Real Estate (0.02%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	91,712

	Retail (6.05%)
190,220	Costco Wholesale Corporation	7,212,927	9,490,076
99,870	Wal-Mart Stores, Inc.	4,542,265	4,605,006
55,970	The Sherwin-Williams Company	1,866,582	2,960,813
70,000	Tiffany & Company	1,967,759	2,639,000
55,000	Dillard’s Inc., Class ‘A’	798,966	1,424,500
26,820	Barnes & Noble, Inc.	634,976	1,137,704
8,380	Autozone Inc. (a)	774,200	819,145
3,115	Federated Department Stores Inc.	115,998	207,552

		17,913,673	23,283,796

	Technology and Telecommunications (3.26%)
240,815	Microsoft Corporation	6,250,960	6,778,942
150,000	American Power Conversion Corporation	2,325,203	3,555,000
45,030	Lexmark International Inc. Class ‘A’ (a)	2,523,366	2,187,107

		11,099,529	12,521,049

	Utilities (2.52%)
145,490	IDACORP Inc.	4,127,049	4,606,213
88,100	CalEnergy Capital Trust 6½ % Conv. Pfd.	3,778,988	4,052,600
40,000	Hawaiian Electric Industries, Inc.	845,477	1,049,200

		8,751,514	9,708,013

	Total Common and Preferred Stocks-U.S.	148,910,421	184,944,269

	Common Stocks-Non U.S. (0.49%)

	United Kingdom (0.49%)
464,260	JZ Equity Partners, Plc (3)	927,652	1,573,347
10,000	Amdocs Limited (a)(11)	184,186	322,000

	Total Common Stocks-Non U.S.	1,111,838	1,895,347

Ounces

Commodity (2.19%)
14,746	Gold bullion (a)	6,565,223	8,424,522

Principal Amount

Notes and Bonds and Convertible Bonds (4.42%)

Gold-Linked Notes (1.52%)
$710,000	HSBC Gold-Linked Note 0% due 4/12/2006 (a)(b)(c)(d)(e)(9)	710,000	1,051,652

See Notes to Schedule of Investments.

1,300,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(c)(d)(e)(9)	1,300,000		1,869,400
644,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(c)(d)(e)(9)	644,000		938,888
1,300,000	UBS Gold-Linked Note 0% due 6/02/2006 (a)(b)(c)(d)(e)(9)	1,300,000		1,975,393

		3,954,000		5,835,333

	U.S. Dollar Bonds and Notes (2.84%)
1,200,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (11)	781,391		1,152,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375		555,188
250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (10)	250,000		261,875
521,000	Lear Corporation 8.11% due 5/15/2009 (1)	489,942		479,653
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,031,890		1,180,921
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (5)	530,000		541,683
650,000	Columbus McKinnon Corporation 10% due 8/01/2010 (5)	659,375		721,500
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000		1,123,469
850,000	Steinway Musical Instruments Inc. 8¾% due 4/15/2011 (1)	859,750		892,500
179,000	Domino’s Inc. 8¼% due 7/01/2011 (1)	178,038		186,608
1,000,000	Greif Inc. 8 7/8% due 8/01/2012 (8)	1,070,000		1,070,000
300,000	Blount International Inc. 8 7/8% due 8/01/2012 (5)	300,000		316,500
125,000	R.H. Donnelley Finance Corporation 10 7/8% due 12/15/2012 (b)(3)	125,000		141,250
1,000,000	Texas Industries, Inc. 7¼% due 7/15/2013 (6)	1,000,000		1,037,500
166,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (7)	163,925		163,925
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	169,035		186,875
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000		254,375
600,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (4)	507,520		639,208

		9,984,241		10,905,030

	U.S. Dollar Convertible Bond (0.06%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (11)	216,071		243,125

	Total Notes, Bonds and Convertible Bonds	14,154,312		16,983,488

	Short-Term Investments (45.13%)
18,496,000	Knight-Ridder Inc. 4.57% due 2/01/2006	18,496,000		18,496,000
10,000,000	RaboBank USA Finance Corporation 4.47% due 2/01/2006	10,000,000		10,000,000
15,000,000	The Coca-Cola Company 4.23% due 2/06/2006	14,991,188		14,991,188
4,023,000	Unilever Capital Corporation 4.25% due 2/06/2006	4,020,625		4,020,625
12,737,000	Unilever Capital Corporation 4.25% due 2/09/2006	12,724,971		12,724,971
12,165,000	Diageo Capital Plc 4.30% due 2/07/2006	12,156,282		12,156,282
10,751,000	Republic of Austria 4.32% due 2/07/2006	10,743,259		10,743,259
9,223,000	Sara Lee Corporation 4.44% due 2/08/2006	9,215,038		9,215,038
1,772,000	BellSouth Corporation 4.50% due 2/08/2006	1,770,450		1,770,450
11,000,000	HJ Heinz Company 4.40% due 2/09/2006	10,989,244		10,989,244
5,000,000	HJ Heinz Company 4.43% due 2/10/2006	4,994,463		4,994,463
10,000,000	Henkel Corporation 4.45% due 2/14/2006	9,983,931		9,983,931
5,000,000	Henkel Corporation 4.41% due 3/06/2006	4,979,787		4,979,787
2,641,000	Caterpillar Financial Services Corporation 4.27% due 2/21/2006	2,634,735		2,634,735
1,696,000	General Electric Capital Corporation 4.35% due 2/23/2006	1,691,491		1,691,491
9,015,000	General Electric Capital Corporation 4.42% due 3/10/2006	8,974,047		8,974,047
10,089,000	General Electric Capital Corporation 4.44% due 3/24/2006	10,025,540		10,025,540
6,930,000	Monsanto Company 4.55% due 2/28/2006	6,906,350		6,906,350
18,400,000	Siemens AG 4.34% due 3/08/2006	18,322,362		18,322,362

	Total Short-Term Investments	173,619,763		173,619,763

	Total Investments (100.30%)	$344,361,557	*	385,867,389

	Liabilities in excess other assets (-0.30%)			(1,145,916)

	Net assets (100.00%)			$384,721,473

* At January 31, 2006 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications
(1) Consumer Discretionary
(2) Consumer Staples
(3) Financials

See Notes to Schedule of Investments.

(4) Health Care
(5) Industrials
(6) Materials
(7) Media
(8) Paper and Forest Products
(9) Precious Metals
(10) Real Estate
(11) Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this seecurity is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1½ to 1 to the price of gold/silver bullion.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (64.11%) Australia (5.58%)
1,530,590	Newcrest Mining Limited	$17,521,372	$30,334,748
15,757,885	Lihir Gold Limited (a)	17,067,926	28,846,526
764,264	Kingsgate Consolidated Limited	2,552,963	3,439,859

		37,142,261	62,621,133

	Canada (21.09%)
2,063,838	Barrick Gold Corporation	61,284,533	64,928,362
3,549,100	Kinross Gold Corporation (a)	23,592,144	40,956,614
3,528,250	IAMGOLD Corporation	16,259,158	32,746,213
1,215,000	Pan American Silver Corporation (a)(b)	12,003,945	29,457,447
435,000	Aber Diamond Corporation	12,356,590	17,718,413
3,462,300	Metallica Resources Inc. (a)	4,963,941	10,307,171
3,689,020	Miramar Mining Corporation (a)	3,187,010	10,142,302
1,000,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	3,742,602	9,018,475
3,323,900	Aurizon Mines Limited (a)	3,695,081	5,791,578
1,916,600	Cumberland Resources Limited (a)	3,571,158	5,655,321
800,000	Richmont Mines, Inc. (a)	2,590,574	3,103,056
750,000	Golden Star Resources Limited (a)(b)	970,106	2,737,500
843,000	Crystallex International Corporation (a)	2,785,816	2,317,678
795,400	Wesdome Gold Mines Inc. (a)(b)	696,503	1,594,839

		151,699,161	236,474,969

	Latin America (0.89%)
625,000	Apex Silver Mines Limited (a)	9,570,425	10,018,750

	Mexico (4.27%)
7,136,540	Industrias Peñoles, SA de C.V.	16,314,163	47,848,072

	Miscellaneous (0.75%)
470,560	Randgold and Exploration Company, Limited ADR (a)	6,624,667	8,441,846

	South Africa (14.87%)
2,302,120	Gold Fields Limited ADR	26,938,632	54,283,990
2,860,980	Harmony Gold Mining Company, Limited (a)	31,289,259	53,300,057
650,000	AngloGold Ashanti Limited ADR	23,724,841	39,767,000
3,850,000	Mvelaphanda Resources Limited (a)	12,648,482	19,334,657

		94,601,214	166,685,704

	United Kingdom (0.15%)
1,000,000	Trans-Siberian Gold Limited (a)	2,303,773	1,697,856

	United States (16.51%)
4,465,385	Newmont Mining Corporation Holding Company	78,643,356	132,757,904
600,000	Royal Gold, Inc.	8,163,406	23,454,000
215,840	Freeport-McMoRan Copper & Gold Inc., Class ‘B’	3,630,067	13,867,720
207,500	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(h)	5,577,268	10,922,800
215,500	Freeport-McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	1,055,950
3,282,800	Canyon Resources Corporation (a)(c)	4,261,003	3,085,832
200,000	Canyon Resources Corporation warrants exp 12/01/2006 (a)(h)	—	—
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(h)	—	—

See Notes to Schedule of Investments.

	102,035,112	185,144,206

Total Common and Preferred Stocks and Warrants	420,290,776	718,932,536

Ounces

	Commodities (19.80%)
339,559	Gold bullion (a)	144,722,226	194,013,201
2,837,437	Silver bullion (a)	18,100,138	27,991,318

	Total Commodities	162,822,364	222,004,519

Principal Amount

	Commodity-Linked Notes (11.71%)
$1,200,000	HSBC Gold-Linked Note 0% due 2/09/2006 (a)(b)(d)(e)(g)	1,200,000	1,968,480
565,000	HSBC Gold-Linked Note 0% due 3/14/2006 (a)(b)(d)(e)(f)	565,000	815,239
3,570,000	HSBC Gold-Linked Note 0% due 6/28/2006 (a)(b)(d)(e)(f)	3,570,000	5,133,660
570,000	HSBC Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(f)	570,000	815,214
1,830,000	HSBC Gold-Linked Note 0% due 8/02/2006 (a)(b)(d)(e)(f)	1,830,000	2,732,922
1,250,000	HSBC Gold-Linked Note 0% due 8/07/2006 (a)(b)(d)(e)(f)	1,250,000	1,834,000
2,621,000	HSBC Gold-Linked Note 0% due 8/09/2006 (a)(b)(d)(e)(f)	2,621,000	3,821,156
1,363,000	HSBC Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(f)	1,363,000	1,941,594
666,000	HSBC Gold-Linked Note 0% due 8/16/2006 (a)(b)(d)(e)(f)	666,000	963,968
1,340,000	HSBC Gold-Linked Note 0% due 8/21/2006 (a)(b)(d)(e)(f)	1,340,000	1,858,714
1,970,000	HSBC Gold-Linked Note 0% due 8/22/2006 (a)(b)(d)(e)(f)	1,970,000	2,763,319
1,290,000	HSBC Gold-Linked Note 0% due 8/23/2006 (a)(b)(d)(e)(f)	1,290,000	1,811,805
1,300,000	HSBC Gold-Linked Note 0% due 8/25/2006 (a)(b)(d)(e)(f)	1,300,000	1,843,790
1,300,000	HSBC Gold-Linked Note 0% due 8/30/2006 (a)(b)(d)(e)(f)	1,300,000	1,845,870
1,294,000	HSBC Gold-Linked Note 0% due 8/31/2006 (a)(b)(d)(e)(f)	1,294,000	1,833,857
600,000	HSBC Gold-Linked Note 0% due 9/07/2006 (a)(b)(d)(e)(f)	600,000	868,620
1,098,000	HSBC Gold-Linked Note 0% due 9/08/2006 (a)(b)(d)(e)(f)	1,098,000	1,558,611
1,100,000	HSBC Gold-Linked Note 0% due 9/12/2006 (a)(b)(d)(e)(f)	1,100,000	1,543,190
1,138,000	HSBC Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(f)	1,138,000	1,594,907
637,000	HSBC Gold-Linked Note 0% due 9/14/2006 (a)(b)(d)(e)(f)	637,000	890,399
1,177,000	HSBC Gold-Linked Note 0% due 9/15/2006 (a)(b)(d)(e)(f)	1,177,000	1,628,262
1,153,000	HSBC Gold-Linked Note 0% due 9/19/2006 (a)(b)(d)(e)(f)	1,153,000	1,596,329
930,000	HSBC Gold-Linked Note 0% due 9/20/2006 (a)(b)(d)(e)(f)	930,000	1,298,559
1,172,000	HSBC Gold-Linked Note 0% due 10/03/2006 (a)(b)(d)(e)(f)	1,172,000	1,558,643
1,179,000	HSBC Gold-Linked Note 0% due 10/04/2006 (a)(b)(d)(e)(f)	1,179,000	1,557,105
1,962,000	HSBC Gold-Linked Note 0% due 10/09/2006 (a)(b)(d)(e)(f)	1,962,000	2,522,543
692,000	HSBC Gold-Linked Note 0% due 10/13/2006 (a)(b)(d)(e)(f)	692,000	894,341
566,000	HSBC Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(f)	566,000	742,988
1,133,000	HSBC Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(f)	1,133,000	1,459,644
653,000	HSBC Gold-Linked Note 0% due 11/06/2006 (a)(b)(d)(e)(f)	653,000	845,113
544,000	HSBC Gold-Linked Note 0% due 11/08/2006 (a)(b)(d)(e)(f)	544,000	727,056
650,000	HSBC Gold-Linked Note 0% due 11/13/2006 (a)(b)(d)(e)(f)	650,000	866,450
1,927,000	HSBC Gold-Linked Note 0% due 11/22/2006 (a)(b)(d)(e)(f)	1,927,000	2,511,074
1,111,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	1,111,000	1,369,974
673,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	673,000	829,876
1,802,000	HSBC Gold-Linked Note 0% due 11/29/2006 (a)(b)(d)(e)(f)	1,802,000	2,188,889
1,118,000	HSBC Gold-Linked Note 0% due 12/07/2006 (a)(b)(d)(e)(f)	1,118,000	1,347,637
1,152,000	HSBC Gold-Linked Note 0% due 12/11/2006 (a)(b)(d)(e)(f)	1,152,000	1,364,890
2,177,000	HSBC Gold-Linked Note 0% due 12/13/2006 (a)(b)(d)(e)(f)	2,177,000	2,678,799
4,768,000	HSBC Gold-Linked Note 0% due 12/19/2006 (a)(b)(d)(e)(g)	4,768,000	5,242,893
1,141,000	HSBC Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(f)	1,141,000	1,405,257
1,175,000	HSBC Gold-Linked Note 0% due 12/29/2006 (a)(b)(d)(e)(f)	1,175,000	1,400,365
1,194,000	HSBC Gold-Linked Note 0% due 1/03/2007 (a)(b)(d)(e)(f)	1,194,000	1,404,263
1,255,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(f)	1,255,000	1,437,352
1,208,000	HSBC Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(f)	1,208,000	1,392,099
1,590,000	HSBC Gold-Linked Note 0% due 2/07/2007 (a)(b)(d)(e)(g)	1,590,000	1,602,243
1,130,000	HSBC Silver-Linked Note 0% due 10/05/2006 (a)(b)(d)(e)(f)	1,130,000	1,716,922

See Notes to Schedule of Investments.

1,136,000	HSBC Silver-Linked Note 0% due 10/06/2006 (a)(b)(d)(e)(f)	1,136,000		1,687,414
2,188,000	HSBC Silver-Linked Note 0% due 12/08/2006 (a)(b)(d)(e)(f)	2,188,000		2,701,305
2,760,000	HSBC Silver-Linked Note 0% due 12/18/2006 (a)(b)(d)(e)(f)	2,760,000		3,116,316
900,000	UBS Gold-Linked Note 0% due 3/24/2006 (a)(b)(d)(e)(g)	900,000		1,387,667
3,600,000	UBS Gold-Linked Note 0% due 6/29/2006 (a)(b)(d)(e)(f)	3,600,000		5,298,736
1,950,000	UBS Gold-Linked Note 0% due 7/25/2006 (a)(b)(d)(e)(f)	1,950,000		2,910,768
600,000	UBS Gold-Linked Note 0% due 8/11/2006 (a)(b)(d)(e)(f)	600,000		898,238
500,000	UBS Gold-Linked Note 0% due 8/18/2006 (a)(b)(d)(e)(f)	500,000		714,817
2,650,000	UBS Gold-Linked Note 0% due 8/24/2006 (a)(b)(d)(e)(f)	2,650,000		3,896,662
950,000	UBS Gold-Linked Note 0% due 9/13/2006 (a)(b)(d)(e)(f)	950,000		1,391,418
1,300,000	UBS Gold-Linked Note 0% due 10/31/2006 (a)(b)(d)(e)(f)	1,300,000		1,670,390
1,250,000	UBS Gold-Linked Note 0% due 11/01/2006 (a)(b)(d)(e)(f)	1,250,000		1,617,710
1,200,000	UBS Gold-Linked Note 0% due 11/03/2006 (a)(b)(d)(e)(f)	1,200,000		1,587,840
900,000	UBS Gold-Linked Note 0% due 11/15/2006 (a)(b)(d)(e)(f)	900,000		1,207,534
700,000	UBS Gold-Linked Note 0% due 12/20/2006 (a)(b)(d)(e)(f)	700,000		826,137
2,550,000	UBS Gold-Linked Note 0% due 12/21/2006 (a)(b)(d)(e)(f)	2,550,000		2,917,618
1,200,000	UBS Gold-Linked Note 0% due 12/22/2006 (a)(b)(d)(e)(f)	1,200,000		1,336,221
1,350,000	UBS Gold-Linked Note 0% due 12/28/2006 (a)(b)(d)(e)(f)	1,350,000		1,515,239
1,400,000	UBS Gold-Linked Note 0% due 1/05/2007 (a)(b)(d)(e)(g)	1,400,000		1,829,648
1,500,000	UBS Gold-Linked Note 0% due 1/11/2007 (a)(b)(d)(e)(g)	1,500,000		1,776,563
5,000,000	UBS Gold-Linked Note 0% due 2/08/2007 (a)(b)(d)(e)(g)	5,000,000		5,032,540
1,200,000	UBS Silver-Linked Note 0% due 10/04/2006 (a)(b)(d)(e)(f)	1,200,000		1,792,826
1,720,000	UBS Silver-Linked Note 0% due 12/13/2006 (a)(b)(d)(e)(f)	1,720,000		2,132,447

		100,438,000		131,274,935

	Short-Term Investments (4.84%)
21,887,000	Knight-Ridder Inc. 4.35% due 2/01/2006	21,887,000		21,887,000
4,463,000	The Coca-Cola Company 4.23% due 2/06/2006	4,460,378		4,460,378
5,000,000	Diageo Capital Plc 4.30% due 2/07/2006	4,996,417		4,996,417
11,508,000	RaboBank USA Finance Corporation 4.41% due 2/13/2006	11,491,083		11,491,083
11,519,000	Atlantic Asset Security 4.35% due 2/21/2006	11,491,162		11,491,162

	Total Short-Term Investments	54,326,040		54,326,040

	Total Investments (100.46%)	$737,877,180	*	1,126,538,030

	Liabilities in excess of other assets (-0.46%)			(5,146,818)

	Net assets (100.00%)			$1,121,391,212

*	At January 31, 2006 cost is substantially identical for both book and federal income tax purposes.

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933 pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months ended January 31, 2006.

	Purchases
Affiliate	Shares	Cost

Canyon Resources Corporation	1,194,200	$954,098

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	Leveraged 1½ to 1 to the price of gold/silver bullion.

(g)	Leveraged 2 to 1 to the price of gold/silver bullion.

(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS
January 31, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (98.09%)

	Biotechnology (7.52%)
436,200	Biogen Idec Inc. (a)(c)	$16,584,624	$19,519,950
1,070,200	Celera Genomics Group-Applera Corporation (a)	13,003,148	12,585,552
312,600	Medimmune Inc. (a)(c)	7,507,924	10,665,912
463,600	InterMune Inc. (a)(c)	8,005,478	9,378,628
95,700	Cephalon Inc. (a)(c)	4,514,991	6,784,173

		49,616,165	58,934,215

	Consumer Discretionary (14.49%)
456,600	Autoliv, Inc.	19,673,090	22,368,834
808,300	UAP Holding Corporation	13,050,878	17,103,628
423,100	GTECH Holdings Corporation (c)	9,428,981	14,140,002
257,200	The Stanley Works (c)	11,545,520	12,613,088
129,800	The Black & Decker Corporation (c)	10,880,298	11,201,740
164,000	Lennar Corporation, Class ‘A’	8,397,385	10,259,840
457,200	Hasbro Inc.	7,498,884	9,692,640
257,900	Toll Brothers Inc. (a)(c)	9,592,785	8,768,600
98,500	Fortune Brands Inc.	8,393,884	7,383,560

		98,461,705	113,531,932

	Consumer Staples (3.63%)
691,650	Dean Foods Company (a)	15,082,436	26,234,285
110,650	Treehouse Foods Inc. (a)	2,105,254	2,174,273

		17,187,690	28,408,558

	Energy (10.45%)
228,000	Kerr-McGee Corporation (c)	20,940,830	25,168,920
242,700	EOG Resources Inc. (c)	17,678,382	20,517,858
266,600	Devon Energy Corporation (c)	11,095,780	18,184,786
510,000	Pride International Inc. (a)(c)	15,243,446	18,008,100

		64,958,438	81,879,664

	Financials (0.54%)
368,400	Knight Capital Group Inc., Class ‘A’	3,867,243	4,196,076

	Health Care Services (14.21%)
579,600	Manor Care Inc. (c)	12,604,161	22,662,360
229,500	Guidant Corporation (c)	16,237,069	16,891,200
916,900	Andrx Corporation (a)	18,378,110	16,091,595
278,500	Edwards Lifesciences Corporation (a)	10,641,677	11,958,790
298,700	Community Health Systems Inc. (a)(c)	5,998,397	10,869,693
259,900	Baxter International Inc. (c)	8,324,879	9,577,315
150,900	C.R. Bard, Inc. (c)	4,980,662	9,570,078
5,767,353	Regen Biologics Inc. (a)	4,902,250	5,305,965
1,084,800	HealthSouth Corporation (a)	5,819,186	5,239,584
147,700	Boston Scientific Corporation	4,522,983	3,230,199

		92,409,374	111,396,779

	Industrials (18.72%)
272,200	General Dynamics Corporation (c)	26,234,021	31,673,192
1,166,800	Tyco International Limited	18,691,999	30,395,140
356,200	L-3 Communications Holdings Inc. (c)	14,409,923	28,859,324
445,300	Teekay Shipping Corporation	20,275,781	17,295,452

See Notes to Schedule of Investments.

431,600	American Standard Companies Inc. (c)	11,808,795	15,537,600
253,300	Flowserve Corporation (a)	8,839,734	11,646,734
147,400	Precision Castparts Corporation (c)	5,588,350	7,362,630
99,400	Teekay LNG Partners LP	2,287,929	2,942,240
26,400	Pentair, Inc. (c)	1,061,770	1,013,760

		109,198,302	146,726,072

	Information Technology (5.00%)
627,800	Agilent Technologies Inc. (a)(c)	19,645,208	21,288,698
315,400	DST Systems Inc. (a)(c)	15,064,351	17,870,564

		34,709,559	39,159,262

	Materials (6.48%)
596,000	Ball Corporation (c)	15,091,622	24,138,000
679,200	Packaging Corporation of America (c)	11,888,223	15,757,440
156,500	Weyerhaeuser Company (c)	10,618,689	10,917,440

		37,598,534	50,812,880

	Pharmaceuticals (7.17%)
1,303,100	Valeant Pharmaceuticals International	24,138,745	23,403,676
508,700	Theravance Inc.(a)	11,134,243	13,933,293
1,267,900	Millennium Pharmaceuticals Inc. (a)(c)	12,550,285	13,110,086
100,300	Sepracor Inc. (a)(c)	5,074,779	5,708,073

		52,898,052	56,155,128

	Telecommunication Services (5.13%)
243,800	Alltel Corporation	14,236,469	14,635,314
254,100	Leap Wireless International Inc. (a)	7,887,809	9,401,700
1,177,682	Dobson Communications Corporation (a)(c)	5,298,179	8,738,400
434,900	Rural Cellular Corporation Class ‘A’ (a)	5,307,920	7,436,790

		32,730,377	40,212,204

	Utilities (3.01%)
405,300	Constellation Energy Group Inc. (c)	18,319,534	23,616,831

	Preferred Stocks - U.S. (1.74%)
5,567	Rural Cellular Corporation 12¼% due 2/15/2011 Conv. Pfd. (a)(3)	5,130,317	5,859,267
3,724	Rural Cellular Corporation 11 3/8;% due 5/15/2010 Conv. Pfd. (a)(3)	4,187,396	4,403,630
2,191	Dobson Communications Corporation 13% 5/01/2009 Conv. Pfd. (a)(e)(3)	1,937,676	2,682,354
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)(1)	342,000	342,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(1)	883,921	220,980
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)(1)	500,000	125,000

		12,981,310	13,633,231

	Common Stocks - Non U.S. (3.89%)

	United Kingdom (3.89%)
625,800	Shire Plc (c)(2)	15,102,165	30,507,750

	Total Common and Preferred Stocks	640,038,448	799,170,582

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)(1)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(1)	—	—
1,470,588	Regen Biologics Inc. (a)(b)(d)(e)(1)	—	—

	Total Warrants - U.S.	382	382

	Short-Term Investment (0.32%)
2,500,000	United States Treasury Bill 4.29% due 4/24/2006	2,474,724	2,474,724

Contracts	Call Option Purchased (0.16%)

461	Agilent Technologies Inc. @ $30 exp. Feb 2006	118,938	189,010

See Notes to Schedule of Investments.

1,300	Tyco International Limited @ $25 exp. Apr 2006	793,190	260,000
839	Tyco International Limited @ $27.5 exp. Jan 2007	390,727	174,092
4,968	Tyco International Limited @ $30 exp. Jan 2007	1,377,144	633,420

		2,679,999	1,256,522

	Total Investment Portfolio Excluding Options Written	642,513,554	801,645,688

	Covered Call Options Written (-2.14%)
946	Agilent Technologies Inc. @ $32.5 exp. Feb 2006		(184,470)
1,567	Agilent Technologies Inc. @ $35 exp. Feb 2006		(101,855)
992	Agilent Technologies Inc. @ $35 exp. May 2006		(183,520)
525	American Standard Companies Inc. @ $40 exp. Apr 2006		(18,375)
281	Ball Corporation @ $40 exp. Feb 2006		(33,018)
300	Ball Corporation @ $40 exp. Mar 2006		(51,000)
321	C.R. Bard, Inc. @ $65 exp. Feb 2006		(20,063)
320	C.R. Bard, Inc. @ $70 exp. Feb 2006		(8,000)
302	C.R. Bard, Inc. @ $65 exp. Mar 2006		(46,055)
151	C.R. Bard, Inc. @ $70 exp. Apr 2006		(12,458)
203	Baxter International Inc. @ $40 exp. Feb 2006		(1,015)
374	Baxter International Inc. @ $40 exp. May 2006		(22,440)
218	Biogen Idec Inc. @ $45 exp. Feb 2006		(23,980)
875	Biogen Idec Inc. @ $40 exp. Apr 2006		(533,750)
1,474	Biogen Idec Inc. @ $45 exp. Apr 2006		(456,940)
1,795	Biogen Idec Inc. @ $50 exp. Apr 2006		(233,350)
238	The Black & Decker Corporation @ $85 exp. Mar 2006		(85,680)
384	Cephalon Inc. @ $65 exp. Feb 2006		(266,880)
336	Cephalon Inc. @ $70 exp. Feb 2006		(110,880)
48	Cephalon Inc. @ $75 exp. Feb 2006		(5,280)
96	Cephalon Inc. @ $75 exp. Mar 2006		(22,560)
357	Community Health Systems Inc. @ $35 exp. Mar 2006		(82,110)
1,095	Community Health Systems Inc. @ $40 exp. Mar 2006		(27,375)
405	Constellation Energy Group Inc. @ $60 exp. Mar 2006		(38,475)
331	Constellation Energy Group Inc. @ $65 exp. Apr 2006		(9,930)
222	Devon Energy Corporation @ $65 exp. Feb 2006		(91,020)
223	Devon Energy Corporation @ $70 exp. Feb 2006		(32,335)
267	Devon Energy Corporation @ $70 exp. Mar 2006		(72,090)
143	Devon Energy Corporation @ $60 exp. Apr 2006		(134,420)
1,087	Devon Energy Corporation @ $65 exp. Apr 2006		(673,940)
3,772	Dobson Communications Corporation @ $7.5 exp. Mar 2006		(207,460)
2,141	Dobson Communications Corporation @ $10 exp. Mar 2006		(160,575)
82	DST Systems Inc. @ $60 exp. Feb 2006		(1,845)
207	DST Systems Inc. @ $60 exp. May 2006		(40,365)
347	EOG Resources Inc. @ $75 exp. Feb 2006		(355,675)
856	EOG Resources Inc. @ $80 exp. Feb 2006		(530,720)
406	EOG Resources Inc. @ $85 exp. Feb 2006		(133,980)
818	EOG Resources Inc. @ $80 exp. Apr 2006		(756,650)
272	General Dynamics Corporation @ $120 exp. Mar 2006		(42,840)
576	GTECH Holdings Corporation @ $32.5 exp. Feb 2006		(61,920)
288	GTECH Holdings Corporation @ $35 exp. Feb 2006		(2,880)
816	GTECH Holdings Corporation @ $32.5 exp. Mar 2006		(120,360)
299	Guidant Corporation @ $70 exp. Apr 2006		(189,865)
483	InterMune Inc. @ $17.5 exp. Apr 2006		(164,220)
483	InterMune Inc. @ $20 exp. Apr 2006		(89,355)
266	Kerr-McGee Corporation @ $105 exp. Mar 2006		(215,460)
38	Kerr-McGee Corporation @ $110 exp. Mar 2006		(19,000)
378	Kerr-McGee Corporation @ $95 exp. Apr 2006		(661,500)
1,017	Kerr-McGee Corporation @ $100 exp. Apr 2006		(1,281,420)
712	L-3 Communications Holdings Inc. @ $75 exp. Feb 2006		(397,296)
890	L-3 Communications Holdings Inc. @ $75 exp. Mar 2006		(560,700)
890	L-3 Communications Holdings Inc. @ $80 exp. Mar 2006		(258,100)
712	L-3 Communications Holdings Inc. @ $80 exp. Apr 2006		(277,680)
2,564	Manor Care Inc. @ $40 exp. Feb 2006		(57,690)
579	Manor Care Inc. @ $40 exp. May 2006		(79,613)

See Notes to Schedule of Investments.

762	Medimmune Inc. @ $32.5 exp. Mar 2006			(194,310)
1,877	Medimmune Inc. @ $35 exp. Mar 2006			(187,700)
1,078	Millennium Pharmaceuticals Inc.@ $10 exp. Feb 2006			(37,730)
2,818	Millennium Pharmaceuticals Inc.@ $12.5 exp. Feb 2006			(28,180)
763	Packaging Corporation of America @ $22.5 exp. Mar 2006			(91,560)
1,145	Packaging Corporation of America @ $22.5 exp. Apr 2006			(160,300)
264	Pentair, Inc. @ $40 exp. Feb 2006			(14,520)
812	Precision Castparts Corporation @ $50 exp. Mar 2006			(164,430)
132	Precision Castparts Corporation @ $55 exp. Mar 2006			(5,610)
567	Pride International Inc. @ $35 exp. Mar 2006			(109,148)
2,152	Pride International Inc. @ $30 exp. Apr 2006			(1,301,960)
2,381	Pride International Inc. @ $35 exp. Apr 2006			(607,155)
792	Sepracor Inc. @ $50 exp. Feb 2006			(546,480)
211	Sepracor Inc. @ $55 exp. Apr 2006			(107,610)
330	Shire Plc @ $40 exp. Feb 2006			(303,600)
659	Shire Plc @ $42.5 exp. Feb 2006			(448,120)
312	Shire Plc @ $45 exp. Feb 2006			(131,040)
313	Shire Plc @ $47.5 exp. Mar 2006			(104,855)
626	Shire Plc @ $50 exp. Mar 2006			(131,460)
1,154	Shire Plc @ $42.5 exp. Apr 2006			(877,040)
824	Shire Plc @ $45 exp. Apr 2006			(473,800)
980	The Stanley Works @ $50 exp. Apr 2006			(142,100)
211	Toll Brothers Inc. @ $35 exp. Mar 2006			(36,925)
527	Toll Brothers Inc. @ $40 exp. Mar 2006			(23,715)
871	Weyerhaeuser Company @ $70 exp. Feb 2006			(91,455)
694	Weyerhaeuser Company @ $70 exp. Apr 2006			(180,440)

	Total Covered Call Options Written			(16,751,674)

	Total Options Written (premium $14,605,920)			(15,495,152)

	Total Investment Portfolio (100.32%)	$627,907,634	*	786,150,537

	Liabilities in excess of other assets (-0.32%)			(2,497,723)

	Net Assets (100.00%)			$783,652,814

*	At January 31, 2006, cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classification

(1) Health Care Services
(2) Pharmaceuticals
(3) Telecommunication Services

(a)	Non-income producing security.

(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2006 is shown below:

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Assistive Technology Inc. Ser. E-1	10/31/1995	$883,921	$3.26

Assistive Technology Inc. Ser. E-2	12/19/1996	500,000	2.41

Assistive Technology Inc. Ser. F	12/07/2001	342,000	13.13

Assistive Technology Inc. Warrants	10/21/1998	382	0.04

See Notes to Schedule of Investments.

Assistive Technology Inc. Ser. E-1 Warrants	10/21/1998	—	—

(c)	At January 31, 2006, all or a portion of this security was segregated to cover collateral requirement for options.

(d)	Security for which there is less than three market makers.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS
(unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. The Funds use pricing services to identify the market prices of publicly trade securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds

By	/s/ Robert Bruno

Robert Bruno, Chief Operations and Financial Officer

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Bruno

Robert Bruno, Chief Operations and Financial Officer		Date: March 30, 2006

/s/ John P. Arnhold

John P. Arnhold, President		Date: March 30, 2006